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As filed with the Securities and Exchange Commission on November [_], 2012

Securities Act Registration No. 333-[_______]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

Pre-Effective Amendment No.                        / /

Post-Effective Amendment No.                       / /

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200

San Diego, California 92121

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
San Diego, California 92121

(Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Title of securities being registered:  Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-22153).

Approximate date of proposed public offering:  As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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WORLD FUNDS TRUST

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

[_____ _], 2012

Dear Shareholder:

On behalf of the Board of Trustees of the World Funds Trust (the "Trust"), we are pleased to invite you to a Special Meeting of Shareholders (the "Special Meeting") of the Trust with respect to the Sherwood Forest Alternative Fund, (the "Sherwood Forest Fund" or "Fund"), a series of the Trust, to be held on February [_], 2013, at [10:00] a.m. Pacific time at 10251 Vista Sorrento Parkway, San Diego, California 92121.

At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of November [_], 2012, by and between the Trust and Dunham Funds on behalf of the Dunham Alternative Strategy Fund (the "Dunham Fund"), a separate series of the Dunham Funds.  If approved,  the Sherwood Forest Fund will be reorganized as the Dunham Fund.

Sherwood Forest Capital Management, LLC ("Sherwood Capital") has served as the investment adviser to the Sherwood Forest Fund since the Fund's inception.  The management of the Sherwood Forest Fund believes that the shareholders of the Sherwood Forest Fund will benefit from the joint management of the Fund by Dunham & Associates Investment Counsel, Inc. and Sherwood Capital, and increased opportunities for asset growth and anticipated economies of scale that are expected to be realized from the reorganization.  The Board of Trustees unanimously approved the Agreement and Plan of Reorganization and recommends that you vote FOR the proposal.

The details of the proposed Agreement and Plan of Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next page.

Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  In order to conduct the Special Meeting, a quorum of thirty-three and one-third percent of shares entitled to vote must be represented in person or by proxy.  Please vote promptly.

A copy of the Notice of Shareholder Meeting, the Proxy Statement/Prospectus (including the proposed Agreement and Plan of Reorganization) and Proxy Voting Ballot are available at www.[_____].com.

If you have any questions on the reorganization, please call [___-___-____].

Sincerely,

[

]

President

World Funds Trust

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QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview of the proposal, which will require your vote.

Q.

What are shareholders being asked to vote on at the upcoming Special Meeting on February [_], 2013?

A.

The Board of Trustees of the World Funds Trust has called the Special Meeting at which you will be asked to vote on the reorganization (the "Reorganization") of the Sherwood Forest Alternative Fund (the "Sherwood Forest Fund") into the Dunham Alternative Strategy Fund (the "Dunham Fund").  If shareholders of the Sherwood Forest Fund do not vote to approve the Reorganization, the Trustees of the Sherwood Forest Fund will consider other possible courses of action in the best interests of shareholders.

Q.

Has the Board approved the Reorganization?

A.

The Board of Trustees has determined that the Reorganization is in the best interests of the shareholders of the Sherwood Forest Fund and recommends that you vote in favor of the Reorganization.

Q.

What will happen to my existing shares?

A.

Your shares of the Sherwood Forest Fund will be exchanged for shares of the Dunham Fund.  You will not pay any sales charges in connection with the Reorganization.  Although the price of the new shares of the Dunham Fund may be different from the price of your current shares of the Sherwood Forest Fund, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.

How do the investment objectives and principal strategies of the Sherwood Forest Fund and the Dunham Alternative Strategy Fund compare?

A.

The investment objectives of the Sherwood Forest Fund and the Dunham Fund are identical.  Both Funds seek long-term capital appreciation by realizing gains during periods of rising and declining markets.  There may be differences in the investment strategies employed by the Sherwood Forest Fund and the Dunham Fund as a result of the implementation of a sub-advisory structure in the Dunham Fund.

Q.

Will I incur any transaction costs as a result of the Reorganization?

A.

No.  Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.  After the Reorganization, the Dunham Fund may dispose of certain securities received by it from the Sherwood Forest Fund.  Such sales may result in transaction costs, which will be indirectly borne by shareholders.

Q.

What is the timetable for the Reorganization?

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A.

If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about February [__], 2013.

Q.

Who will pay for the Reorganization?

A.

The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging and postage, will be apportioned between Sherwood Forest Capital Management, and Dunham & Associates Investment Counsel, Inc. ("DAIC").

Q.

Will the Reorganization create a taxable event for me?

A.

No.  The Reorganization is intended to have no direct or indirect federal income tax consequences for you.  However, the sale of securities by the Sherwood Forest Fund prior to the Reorganization could result in taxable gains to its shareholders.  After the Reorganization, the Dunham Fund may dispose of certain securities received by it from the Sherwood Forest Fund.  Such sales may result in capital gains (or losses) to shareholders.  The Sherwood Forest Fund, as of July 31, 2012, had a short-term capital loss carryforward of $1,645,918.  Therefore, net capital gains (if any) related to the reorganization are expected to be insignificant.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.

What happens if the Reorganization is not approved?

A.

If shareholders of the Sherwood Forest Fund do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Sherwood Forest Fund and its shareholders.

Q.

Who should I call with questions about this proxy?

A.

If you have any questions regarding this proxy, please contact the Sherwood Forest Fund by calling toll-free 1-[___]-[___]-[____].

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.  YOUR VOTE IS VERY IMPORTANT!

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WORLD FUNDS TRUST

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on February [_], 2013

Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of World Funds Trust (the "Trust") with respect to the Sherwood Forest Alternative Fund, (the "Sherwood Forest Fund"), will be held at [__:__] a/p.m Pacific time, on February [__], 2013 for the purpose of considering the proposal set forth below:

1.

Approval of the Agreement and Plan of Reorganization that provides for: (i) the transfer of all of the assets and liabilities of the Sherwood Forest Fund in exchange for shares of the Dunham Alternative Strategy Fund, a series of Dunham Funds ("Dunham Trust"); and (ii) the distribution of shares of the Dunham Alternative Strategy Fund so received to shareholders of the Sherwood Forest Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Shareholders of record as of the close of business on [November 28], 2012 are entitled to notice of, and to vote at the Special Meeting, or any adjournment of this meeting.

A copy of the Notice of Shareholder Meeting, the Proxy Statement/Prospectus (including the proposed Agreement and Plan of Reorganization) and Proxy Voting Ballot are available at www.[_____].com.

By Order of the Board of Trustees,

Lauren Jones

Secretary

[month] [__], 2012

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

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INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.

Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.

Joint Accounts:  Each party must sign the proxy card.  Each party should sign exactly as shown in the registration on the proxy card.

3.

All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration

Valid Signature

Corporate Accounts

(1)

ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .

ABC Corp.

(2)

ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .

John Doe, Treasurer

(3)

ABC Corp.
c/o John Doe, Treasurer . . . . . . . . . . . . . . . .John Doe

(4)

ABC Corp. Profit Sharing Plan . . . . . . . . . .

John Doe, Trustee

Trust Accounts

(1)

ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . .

Jane B. Doe, Trustee

(2)

Jane B. Doe, Trustee
u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . . .Jane B. Doe

Custodial or Estate Accounts

(1)

John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA . . . . . . . . . .John B. Smith

(2)

Estate of John B. Smith . . . . . . . . . . . . . . . .

John B. Smith, Jr., Executor

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PROXY STATEMENT/PROSPECTUS

Dated February [__], 2013

Relating to the acquisition of the assets of

SHERWOOD FOREST ALTERNATIVE FUND

a series of

WORLD FUNDS TRUST

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

by and in exchange for shares of

DUNHAM ALTERNATIVE STRATEGY FUND

a series of

DUNHAM FUNDS

10251 Vista Sorrento Parkway, Suite 200

San Diego, California 92121

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of World Funds Trust (the "Trust") in connection with a Special Meeting of Shareholders (the "Special Meeting") of the Trust with respect to the Sherwood Forest Alternative Fund, (the "Sherwood Forest Fund"), a series of the Trust, to be held on February [__], 2013 at [__:__] a.m./p.m. Pacific time at 10251 Vista Sorrento Parkway, San Diego, California 92121.  At the Special Meeting, shareholders of the Sherwood Forest Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between the Trust and Dunham Funds (the "Dunham Trust") on behalf of the Dunham Alternative Strategy Fund (the "Dunham Fund"), a separate series of the Dunham Trust.  A copy of Agreement and Plan of Reorganization (the "Reorganization Agreement") is attached as Exhibit A.

Proposal

1.

Approval of the Reorganization Agreement that provides for: (i) the transfer of all of the assets and liabilities of the Sherwood Forest Fund in exchange for shares of the Dunham Fund; and (ii) the distribution of shares of the Dunham Fund so received to shareholders of the Sherwood Forest Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreement provides that the Sherwood Forest Fund will transfer all of its assets and liabilities to the Dunham Fund.  In exchange for the transfer of these assets and liabilities, the Dunham Fund will simultaneously issue shares to the Sherwood Forest Fund in an amount equal in value to the net asset value of the Sherwood Forest Fund's shares as of the close of business on the business day preceding the foregoing transfers (the "Reorganization").  These transfers are expected to occur on or about February [__], 2013 (the "Closing Date").

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Immediately after the transfer of the Sherwood Forest Fund's assets and liabilities, the Sherwood Forest Fund will make a liquidating distribution to its shareholders of the Dunham Fund shares received, so that a holder of shares in the Sherwood Forest Fund at the Closing Date of the Reorganization will receive a number of shares of the Dunham Fund with the same aggregate value as the shareholder had in the Sherwood Forest Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the Sherwood Forest Fund will become shareholders of the Dunham Fund.  If shareholders of the Sherwood Forest Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

As explained in greater detail below, the approval of this proposal will, in effect, ratify or approve action taken by the Board of Dunham Trust, on behalf of the Dunham Fund, to approve an investment advisory agreement with Dunham & Associates Investment Counsel, Inc. ("DAIC") and a sub-advisory agreement with Sherwood Forest Capital Management ("Sherwood Capital").  DAIC, as the sole initial shareholder of the Dunham Fund, will provide initial shareholder approval of these agreements.

Each of the Trust and the Dunham Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").  Sherwood Capital, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), has served as the investment adviser to the Sherwood Forest Fund since its inception in 2007.  DAIC, an investment adviser registered under the Advisers Act, is the investment adviser to the Dunham Fund.  Sherwood Capital will serve as the sub-adviser to the Dunham Fund.  Commonwealth Fund Services, Inc. is the transfer agent for the Sherwood Forest Fund, Commonwealth Shareholder Services, Inc. provides administrative services, and Commonwealth Fund Accounting, Inc. is the fund accounting agent for the Sherwood Forest Fund.  Gemini Fund Services, LLC is the transfer, administrative and fund accounting agent for the Dunham Fund.  First Dominion Capital Corporation is the principal distributor of the Sherwood Forest Fund.  DAIC is the principal distributor of the Dunham Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Sherwood Forest Fund should know before voting on the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus).  A Prospectus and Statement of Additional Information for the Sherwood Forest Fund, dated November 16, 2012, indirectly relating to this Proxy Statement/Prospectus and including certain financial information about the Sherwood Forest Fund, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information is available upon request and without charge by calling the Sherwood Forest Fund toll-free at [___-___-____].  For a detailed discussion of the investment objectives, policies, risks and restrictions of the Sherwood Forest Fund, see the Prospectus for the Fund dated November 16, 2012.

The Annual Report for the Trust relating to the Sherwood Forest Fund for the fiscal year ended July 31, 2012 can be obtained without charge by calling toll-free [___-___-____] or by visiting www.SherwoodAdvisor.com.  The Annual Report for the Sherwood Forest Fund also is available on the SEC's website at www.sec.gov.  The Dunham Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

This Proxy Statement/Prospectus constitutes the proxy statement of Sherwood Forest Fund for the Special Meeting and is expected to be sent to shareholders on or about [month] [__], 2012.

ii

720452.5

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THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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720452.5

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TABLE OF CONTENTS

SYNOPSIS	1
The Reorganization	1
The Funds	1
Fees and Expenses	2
Investment Objectives	4
The Fund's Performance	6
Investment Limitations	8
The Funds' Purchase, Exchange and Redemption Procedures	14
Purchase Procedures.	16
Principal Risks of Investing in the Funds	23
FUND MANAGEMENT	27
The Adviser	27
Portfolio Managers	29
The Investment Adviser	31
The Sub-Adviser	33
Sub-Adviser Portfolio Managers	33
INFORMATION RELATING TO THE REORGANIZATION	33
Description of the Reorganization	33
Costs of Reorganization	34
Federal Income Taxes	34
Capitalization	35
REASONS FOR THE REORGANIZATION	36
SHAREHOLDER RIGHTS	39
General Shareholder Rights	39
Taxes	41
INFORMATION ABOUT THE SHERWOOD FOREST FUND AND DUNHAM FUND	42
VOTING MATTERS	43
General Information	43
Voting Rights and Required Vote	43
Record Date and Outstanding Shares	45
Security Ownership of Certain Beneficial Owners and Management	45
OTHER BUSINESS	46
SHAREHOLDER INQUIRIES	46
EXHIBIT A	1

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EXHIBIT B	1

720452.4v

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SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Sherwood Forest Fund with those of the Dunham Fund.  This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Synopsis is qualified in its entirety by reference to the Prospectus for the Sherwood Forest Fund.  For more complete information, please read the Prospectus for each of the Funds.

The Reorganization

Background.  Pursuant to the Reorganization Agreement, the Sherwood Forest Fund will transfer all of its assets and liabilities to the Dunham Fund in exchange solely for shares of the Dunham Fund.

The Sherwood Forest Fund will then distribute the Dunham Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization is that shareholders of the Sherwood Forest Fund will become shareholders of the Dunham Fund.  No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization.  If shareholders of the Sherwood Forest Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Sherwood Forest Fund and its shareholders, and that the interests of existing shareholders in the Sherwood Forest Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.  The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganization.

Tax Consequences.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Sherwood Forest Fund will not recognize a gain or loss in the respective transactions.  Nevertheless, the sale of securities by the Sherwood Forest Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.  The Sherwood Forest Fund, as of July 31, 2012, had a short-term capital loss carryforward of $1,645,918.  Therefore, net capital gains (if any) related to the reorganization are expected to be insignificant.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Special Considerations and Risk Factors.  The investment objectives of the Sherwood Forest Fund and the Dunham Fund are identical.  The investment policies, however, are similar but differ in several aspects.  For a comparison of each Fund's investment objectives and principal investment strategies, see "Investment Objectives" below.  For a more complete discussion of the risks associated with the respective Funds, see "Principal Risks" below.

The Funds

Business of the Funds.  Dunham Trust is an open-end management investment company organized as a Delaware statutory trust on November 28, 2007.  Dunham Trust offers redeemable shares in different series of investment portfolios.  The Dunham Fund is a series of Dunham Trust.  The Trust is an open-end management investment company organized as a Delaware statutory trust on December 1,

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1998, that offers redeemable shares in different series of investment portfolios.  The Sherwood Forest Fund is a series of the Trust.  The Sherwood Forest Fund offers four classes of shares, designated Class A, C, Institutional and P (Platform).  The Dunham Fund offers three classes of shares, designated as A, C and N.  If the Reorganization is approved, Class A and C shareholders of the Sherwood Forest Fund will receive Class A (load-waived) and C shares, respectively, of the Dunham Fund.  Institutional Class shareholders of the Sherwood Forest Fund will receive Class N shares, and P (Platform) Class shareholders of the Sherwood Forest Fund will receive Class A shares load-waived.

Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder, will pay the fees assessed by the Dunham Fund.  The following tables compare the current fees and expenses of the Sherwood Forest Fund with those of the Dunham Fund.  Because the Dunham Fund was not operational as of the date of this Proxy Statement/Prospectus, the fees shown for the Dunham Fund are based, in part, on estimates.

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Redemption Fee
Sherwood Forest Fund- Class A Shares	5.75%[1]	2.00%[2]	None
Sherwood Forest Fund- Class C Shares	None	2.00%[2]	None
Sherwood Forest Fund- Institutional Shares	None	None	None
Sherwood Forest Fund- Platform Shares	None	None	None

Dunham Fund- Class A Shares	5.75%	1.00%[3]	None
Dunham Fund- Class C Shares	None	None	None
Dunham Fund- Class N	None	None	None

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Fee Waiver	Total Fund Operating Expenses After Fee Waiver
Sherwood Forest Fund- Class A Shares	1.00%	0.25%	1.29%	0.13%	2.67%[5]	(0.64)%[6]	2.03%
Sherwood Forest Fund- Class C Shares	1.00%	1.00%	1.29%	0.13%	3.42%[5]	(0.64)%[6]	2.78%
Sherwood Forest Fund- Institutional Shares	1.00%	None	1.29%	0.13%	2.42%[5]	(0.64)%[6]	1.78%

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Sherwood Forest Fund- Platform Shares	1.00%	0.25%	1.29%	0.13%	2.67%[5]	(0.64)%[6]	2.03%

Dunham Fund- Class A Shares	1.30%[7]	0.25%	0.59[8]%	0.13%	2.27%	N/A	2.27%
Dunham Fund- Class C Shares	1.30%[7]	1.00%	0.59[8]%	0.13%	3.02%	N/A	3.02%
Dunham Fund- Class N	1.30%[7]	None	0.59[8]%	0.13%	2.02%	N/A	2.02%

1 Reduced for purchases of $50,000 or more and there is no front-end sales charge on certain purchases of $1 million or more.  See "Your Investment – How to Buy Shares" in the Sherwood Forest Fund prospectus for more information.

2 You may be subject to a Contingent Deferred Sales Charge ("CDSC") of 2.00% if you redeem your shares within 360 days of purchase of Class A Shares and 2 years of purchase of Class C Shares. See "Your Investment – How to Buy Shares" and "Sales charge reductions and waivers" in the Sherwood Forest Fund's prospectus for more information.

3 As described in the Dunham Fund prospectus, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of 1.00% on shares redeemed during the first 18 months after their purchase.

5 Sherwood Capital, the investment adviser, has contractually agreed to reduce fees and reimburse expenses until November 30, 2013 in order to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and he investment in other mutual funds, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Sherwood Forest Fund's business) from exceeding 1.90%, 2.65%, 1.65% and 1.90% for the Sherwood Forest Fund's Class A, Class C, Institutional and Platform shares, respectively If at any point it becomes unnecessary for the adviser to waive fees or make expense  reimbursements, the adviser may recover the sum of all fees previously waived or reimbursed by the adviser to the Sherwood Forest Fund during any of  the previous three (3)  years (the "Expense Limitation").  The Fund will carry forward, for a period not to exceed three (3) years from the date on which a waiver or reimbursement is made by the adviser any expenses in excess of the Expense Limitation and repay the adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus.  On the Closing Date, DAIC and Sherwood Capital will become investment adviser and sub-adviser, respectively.  They will not be parties to the expense limitation agreement between the Sherwood Forest Fund and Sherwood Capital, nor will they enter into a new expense limitation agreement with the Dunham Funds.  Consequently, the Dunham Fund will operate without the benefit, if any, of an expense limitation agreement.

7 Because the Fund has not yet commenced operations, some expenses are estimated.  The management fee is 1.30%.  The management fee assumes the Sub-Adviser's base fee. Actual sub-advisory fees may be higher or lower depending on Fund performance compared to the Credit Suisse Managed Futures Liquid Index.  The sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.65% and can range from 0.30% to 1.00% depending on the effect of performance fees.

8 Because the Fund has not yet commenced operations other expenses are estimated.

Examples

These Examples are intended to help you compare the cost of investing in the Dunham Fund with the cost of investing in the Sherwood Forest Fund, assuming the Reorganization is approved.  The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same.  Although your actual

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costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
Sherwood Forest Fund- Class A Shares	$769	$1,300	$1,855	$3,361
Sherwood Forest Fund- Class C Shares	$481	$991	$1,724	$3,660
Sherwood Forest Fund- Institutional Shares	$181	$693	$1,233	$2,708
Sherwood Forest Fund- Platform Shares	$206	$769	$1,358	$2,956
	1 Year	3 Years	5 Years	10 Years
Dunham Fund- Class A Shares [2]	$792	$1,244	$1,720	$3,030
Dunham Fund- Class C Shares	$305	$933	$1,587	$3,337
Dunham Fund- Class N Shares	$205	$634	$1,088	$2,348

1 Assumes each Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

2 Because reorganization-related Class A shares will be issued load-waived, the expenses borne by Sherwood Forest Fund shareholders receiving Class A shares would be lower than those shown above.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Investment Objectives

This section will help you compare the investment objectives and principal investment strategies of the Sherwood Forest Fund with those of the Dunham Fund.  This section also describes the key differences, if any, between the Funds.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund's prospectus.

Sherwood Forest Fund

Investment Objective:  The Fund's investment objective is to seek long-term capital appreciation by realizing gains during periods of rising and declining markets.

Principal Investment Strategies:  To achieve its investment objective, the Fund applies proprietary methodologies to take advantage of long-term (sometimes intermediate term) moves that seem to play out in various markets – the Fund's investment adviser, Sherwood Forest Capital Management ("Sherwood Capital") refers to this management approach as Trend Following.  In implementing this Trend Following, the Fund will invest in exchange traded funds (ETFs) which represent various major indices.  These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and, various currency indices.

The goal of the Fund is to capture profits from rising and declining periods of the equities markets and to a lesser degree, commodities, currency and fixed income markets.

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The Advisor's top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, 'Enhanced' ETFs (as defined below) which move in an inverse relationship to the market are purchased.  Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  The Advisor does not cause the Fund to short any securities directly.  The Advisor's strategy for the Fund is not biased towards ETFs which represent long investments or short investments - each opportunity is independently evaluated.  The Advisor invests primarily in ETFs based on equity indices, but allocations in other asset classes are made as well.  The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.  As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors' methodology is designed to provide returns that are un-correlated with the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States.  As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund's portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income.  As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents).  The Fund may invest directly in the securities that comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund's investments in U.S. fixed income markets may include other investment companies.

The Fund may engage in active and frequent trading of its portfolio securities.

Dunham Fund

Investment Objective:  The Fund's investment objective is to seek long-term capital appreciation by realizing gains during periods of rising and declining markets.

Principal Investment Strategies:  To achieve the Fund's investment objective, the Fund's sub-adviser applies proprietary methodologies to take advantage of long-term (sometimes intermediate-term) moves that may result in achieving positive returns during various market environments and cycles – the Fund's sub-adviser refers to this management approach as Trend Following. In implementing this Trend Following, the Fund will primarily invest in exchange traded funds (ETFs) which represent various major indices.  These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and, various currency indices.

The goal of the Fund is to capture profits from rising and declining periods of the equities markets and to a lesser degree, commodities, currency and fixed income markets.

The sub-adviser's top-down strategies and methodologies are designed to profit from market trends in both positive and negative directions across broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The sub-adviser seeks investment

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opportunities for the Fund in ETFs as potential trends are identified. When the sub-adviser identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the sub-adviser identifies potential falling trends in the market, "Enhanced" ETFs (as defined below) which move in an inverse relationship to the market are purchased.  Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  The sub-adviser generally does not cause the Fund to short any securities directly.  The sub-adviser's strategy for the Fund is not biased towards ETFs which represent long investments or short investments - each opportunity is independently evaluated.  The sub-adviser invests primarily in ETFs based on equity indices, but allocations in other asset classes are made, as well.  The sub-adviser also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The sub-adviser also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.   As a result, the broad diversification and the sub-adviser's ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the sub-adviser's methodology is designed to provide returns that are un-correlated, or have a low correlation, with the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States.  As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund's portfolio may also include ETFs which invest in Developed and/or Emerging Markets. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income.  As previously noted, the remainder of the Fund may be allocated to either equity-based ETFs or cash (and cash equivalents).  The Fund may invest directly in the securities that comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund's investments in U.S. fixed income markets may include other investment companies.

The Fund may engage in active and frequent trading of its portfolio securities.

How the Funds Compare

Investment Objectives:  The investment objectives of the Sherwood Forest Fund and the Dunham Fund are identical.

Principal Investment Strategies: The principal investment strategies of the Sherwood Forest Fund and the Dunham Fund are identical in all material respects.

For a discussion of the risks of investing in the Sherwood Forest Fund and the Dunham Alternative Strategy Fund, please see PRINCIPAL RISKS in this Proxy Statement/Prospectus.

The Fund's Performance

The following information shows the past performance of the Sherwood Forest Fund.  The Bar Chart and Average Annual Return Table show the variability of the returns of the Sherwood Forest Fund, which is one indicator of the risks of investing in the Fund.  Since the Dunham Fund has not yet commenced operations, no past performance information is presented.  However, if approved by shareholders, Dunham Fund will acquire all of the assets and liabilities of the Sherwood Forest Fund.  In addition, the Dunham Fund will assume the performance history of the Sherwood Forest Fund.

Bar Chart

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The Bar Chart shows changes in the Sherwood Forest Fund's Institutional Class share returns from year to year.  Of course, a Fund's past performance (before and after taxes) is not necessarily an indication of the Fund's future performance.

Performance Table

This table show the Fund's average annual total returns and after-tax returns over the past one year and since inception.  The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing the Fund's performance with an appropriate widely recognized securities index (S&P 500 Index) and the proposed benchmark index that is described in a footnote to the table.  An index does not reflect fees or expenses.  It is not possible to invest directly in an index.  Past performance, before and after taxes, is not an indication of future results.

Sherwood Forest Fund

The bar chart gives historical performance for Institutional Class shares, which have no sales charge or load.  The performance for the Fund's other classes of shares would have been lower than the Institutional Class Shares returns shown in the bar chart because the other expense of the classes of shares of the Fund differ.

Best Quarter	Quarter ending 12/31/2010 10.22%
Worst Quarter	Quarter ending 09/30/2011 -5.08%

Performance Table

Average Annual Total Returns as of 12/31/11

	1 Year	Since Inception	Inception Date
Sherwood Forest Fund – Class A Returns Before Taxes	(15.86%)	(1.09%)	June 10, 2009
Sherwood Forest Fund – Class C Returns Before Taxes	(11.47%)	(0.65%)	May 13, 2009
Sherwood Forest Fund – Class P Returns Before Taxes	(10.74%)	1.83%	March 24, 2009
Sherwood Forest Fund – Institutional Shares Returns Before Taxes	(10.43%)	1.58%	February 12, 2009
Sherwood Forest Fund – Institutional Shares Returns After Taxes on Distributions [1,2,3]	(12.75%)	0.39%	February 12, 2009

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Sherwood Forest Fund – Institutional Shares Returns After Taxes on Distributions and Sale of Fund Shares [1,2,3]	(7.04%)	0.69%	February 12, 2009
Credit Suisse Managed Futures Liquid Index [4]	(4.85%)	(0.02%)	February 12, 2009
S&P 500 Index [4]	2.11%	15.26%	February 12, 2009

1 The Fund offers more than one class of shares.  After-tax returns are shown for only Institutional Shares and after-tax returns for other classes of shares may vary and may be lower.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

3 Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4 The performance of an index assumes no transaction costs, taxes, management fees or other expenses.  A direct investment in an index is not possible.  The Credit Suisse Managed Futures Index, is an unmanaged index composed of securities that reflect market trends across a range of asset classes including equities, fixed income, commodities, and currencies, over the same measurement period.

Investment Limitations

This section will help you compare the fundamental and non-fundamental investment policies and restrictions of the Sherwood Forest Fund and the Dunham Fund.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations adopted by each of the Funds.  These limitations cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares.  The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Sherwood Forest Fund and the Dunham Fund have adopted the following fundamental investment limitations.

1. Margin Purchases.

Sherwood Forest Fund:

The Sherwood Forest Fund does not have a fundamental policy with respect to margin purchases.

Dunham Fund:

The Dunham Fund will not purchase securities on margin, except the Fund may make margin deposits in connection with permissible options and futures transactions subject to underwriting restrictions defined below and may obtain short-term credits as may be necessary for clearance of transactions.

Comparison:

The Sherwood Forest Fund does not have a corresponding fundamental policy, nor does it have a substantially similar non-fundamental policy related to margin purchases.  The Fund is, however, subject to limitations on borrowing.

2.  Borrowing Money and Issuing Senior Securities.

Sherwood Forest Fund:

The Sherwood Forest Fund may not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent provided by the 1940 Act, the rules and regulations therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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Dunham Fund (issuing senior securities):  The Dunham Fund will not issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

Dunham Fund (borrowing money):  The Dunham Fund will not borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, each Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both Funds may borrow only to the extent permitted by the 1940 Act. Additionally, the Sherwood Forest Fund has a non-fundamental investment limitation that is substantially similar to the Dunham Fund (borrowing money) limitation.

3. Real Estate and Commodities.

Sherwood Forest Fund:

The Sherwood Forest Fund will not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Dunham Fund:

The Dunham Fund will not Purchase or sell real estate, or physical commodities, or commodities contracts, except that the Fund may (i) purchase marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts; (ii) purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts; and (iii) enter into financial futures contracts and options thereon. The Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund's ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are similar.  Both prohibit direct real estate investment, although the Dunham Fund permits investment in securities of real estate related issuers, and the temporary holding and selling real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund's ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.  In addition, Dunham may purchase marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts or enter into financial futures contracts and options thereon.  However, Sherwood Forest Fund has a non-fundamental policy that is substantially similar.

4.  Underwriting.

Sherwood Forest Fund:

The Sherwood Forest Fund will not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Dunham Fund:

The Dunham Fund will not underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with the Fund's investment objective, policies and restrictions.

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Comparison:  The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both prohibit underwriting of securities issued by other persons, however, the Dunham Fund permits such underwriting to the extent that a Fund is deemed an underwriter under the Securities Act of 1933.  Neither of the Funds acts as an intermediary between the issuer of a security and the investing public.  Consequently, there are no practical differences between the Sherwood Forest Fund and the Dunham Fund with respect to underwriting securities.

5.  Loans.

Sherwood Forest Fund:

The Sherwood Forest Fund will not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Dunham Fund:

The Dunham Fund will not make loans, except that the Fund in accordance with the Fund's investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund's total assets.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both prohibit making direct loans.  While the Dunham Fund provides greater detail regarding the permissive circumstances in which a loan may be made, the Sherwood Forest Fund has a non-fundamental investment objective which contains substantially similar detail.

6.  Concentration by Industry.

Sherwood Forest Fund:  The Sherwood Forest Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Dunham Fund:  The Fund will not invest 25% or more of the value of its assets in any one industry or group of industries. In applying this investment limitation, the Fund uses the industry groups employed in the North American Industry Classification System ("NAICS"). This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities

Comparison:  Unlike the Sherwood Forest Fund, the Dunham Fund may not Fund are substantially similar.  Both restrict investment in one industry or group of industries to 25% of Fund assets.  The Dunham Fund expressly states that U.S. Government issuers are not considered part of any industry.  In a non-fundamental limitation, the Sherwood Forest Fund also notes that U.S. Government issuers are not considered part of any industry.

Non-Fundamental Investment Limitation

The following investment limitations are non-fundamental investment limitations of the Funds.  Non-fundamental limitations may be changed at any time by each Fund's Board of Trustees.  Shareholders are notified before any material change in these limitations becomes effective.

1. Investing for Control.

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Sherwood Forest Fund:

The Sherwood Forest Fund does not have a non-fundamental policy with respect to investing for control.

Dunham Fund:

The Dunham Fund may not invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

Comparison:

Unlike the Sherwood Forest Fund, the Dunham Fund may not invest for the purpose of acquiring or exercising control.

2.  Investments in Other Investment Companies.

Sherwood Forest Fund:

The Sherwood Forest Fund does not have a non-fundamental policy with respect to investments in other investment companies.

Dunham Fund:

The Dunham Fund may not invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC"). Notwithstanding this or any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

Comparison: The limitations of the Sherwood Forest Fund and the Dunham Fund are not substantially similar.  The Sherwood Forest Fund does not have a corresponding policy.  However, the Sherwood Forest Fund is still subject to Section 12(d) of the 1940 Act and the rules thereunder.

3.

Investments in Puts, Calls, Straddles and Spreads.

Sherwood Forest Fund:

The Sherwood Forest Fund does not have a non-fundamental limitation on investments in put, calls, straddles and spreads.

Dunham Fund:

The Dunham Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

Comparison:  Unlike the Sherwood Forest Fund, the Dunham Fund may invest in Puts, Calls, Straddles and Spreads to the extent permitted by the Prospectus and Statement of Additional Information.  Both Funds are limited in their ability to make such investments by the restrictions of the 1940 Act and relevant SEC positions.

4.

Illiquid Securities.

Sherwood Forest Fund:

The Sherwood Forest Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Dunham Fund:

The Dunham Fund may not purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.  The Fund may invest without limitation in restricted securities provided such securities are considered to be liquid.  Liquidity determinations are made by the applicable sub-adviser in accordance with policies adopted by

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the Board of Trustees and such determinations are monitored by the Board of Trustees.  If, through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both limit investments in illiquid securities to 15% of Fund assets.

5.

Borrowing.

Sherwood Forest Fund:

 The Sherwood Forest Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

Dunham Fund:

The Fund does not have a non-fundamental policy with respect to borrowing.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both Funds may borrow only to the extent permitted by the 1940 Act. Additionally, the Dunham Fund has a fundamental investment limitation, "Borrowing Money", that is substantially similar to this non-fundamental objective of the Sherwood Forest Fund.

6.   Loans

Sherwood Forest Fund:

The Sherwood Forest Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

Dunham Fund:

The Dunham Fund does not have a non-fundamental limitation addressing loans, but does have a fundamental policy.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both prohibit making direct loans.  While the Dunham Fund provides greater detail regarding the permissive circumstances in which a loan may be made, the Sherwood Forest Fund has a non-fundamental investment objective which contains substantially similar detail.

7.   Mortgaging, Pledging or Hypothecating Securities.

Sherwood Forest Fund:

The Sherwood Forest Fund does not have a non-fundamental limitation addressing mortgaging, pledging or hypothecating Fund securities.

Dunham Fund:

The Dunham Fund may not mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund's total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

Comparison:

While the Sherwood Forest Fund does not have a non-fundamental policy on mortgaging, pledging or hypothecating securities, the Fund does permit pledging of Fund securities as collateral to the

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extent required under the Fund's borrowing agreements as described above under the non-fundamental policy headings Borrowing and Loans.  In addition, the Sherwood Forest Fund does have fundamental and non-fundamental policies with respect to borrowing and lending, which have the same effect as the Dunham Fund's non-fundamental policy with respect to mortgaging, pledging or hypothecating securities.

8.    Concentration by Industry.

Sherwood Forest Fund:

The Sherwood Forest Fund does not purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities.  For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

Dunham Fund:  The Dunham Fund does not have a non-fundamental limitation addressing industry concentration.  However, the Fund does have a fundamental limitation prohibiting concentration of 25% or more of the Fund's assets in issuers conducting their principal business activities in any one industry and expressly providing that such limitation does not apply to U.S. government securities.

Comparison.

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar although the limitation is fundamental to the Dunham Fund and non-fundamental to the Sherwood Forest Funds.  A practical effect of this difference is that the Sherwood Forest Fund industry classifications may be less or more restrictive as compared to the NAICS classifications used by the Dunham Fund.

9.   Short Selling.

Sherwood Forest Fund:

The Sherwood Forest Fund does not have a non-fundamental limitation addressing short-selling of securities.

Dunham Fund:

The Dunham Fund may not short sell securities, except as permitted by the Prospectus or Statement of Additional Information.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are not substantially similar.  The Sherwood Forest Fund does not have a corresponding policy and, therefore, this represents an additional restriction to the Fund and its shareholders.  However, because it is a non-fundamental policy, it may be changed at any time without the need for shareholder approval.

10.   Real Estate and Commodities.

Sherwood Forest Fund:

The Sherwood Forest Fund does not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

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Dunham Fund:

The Dunham Fund does not have an investment limitation addressing the purchase or sale of real estate securities.  However, the Dunham Fund has a fundamental objective related to real estate industry investment.

Comparison:

The limitations of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both prohibit direct commodity and real estate investment and permits investment in securities of real estate related issuers.  The difference, however, is that the whole of the Dunham Fund's limitation is a fundamental policy, while the Sherwood Forest Fund's policy is a combination of its more general fundamental policy restricting the purchase of real estate coupled with its non-fundamental policy permitting investment in securities of real estate related issuers and commodities contracts.

The Funds' Purchase, Exchange and Redemption Procedures

Even though the Sherwood Forest Fund and the Dunham Fund employ a different transfer agent, each Fund's purchase, exchange and redemption procedures are substantially identical. The Funds' policies regarding valuation, frequent trading and dividends, however, do differ.  These procedures, as well as other features related to investing in the Funds, are summarized below.  A more complete description of the Sherwood Forest Fund's procedures can be found in the Prospectus for the Sherwood Forest Fund.

Share Classes.

Both the Sherwood Forest Fund and the Dunham Fund offer more than one class of shares.  The Sherwood Forest Fund offers Class A, Class C, Platform and Institutional shares.  The Dunham Fund offers Class A, Class C and N shares.

As discussed above under Fees and Expenses, Sherwood Forest Fund Class A shares Dunham Fund Class A shares are both subject to a maximum initial sales charge of 5.75.  The remaining share classes of both the Sherwood Forest Fund and the Dunham Fund are offered without an initial sales charge.  For the Sherwood Forest Fund, the minimum initial investment for Class A, Class C and Platform shares is $2,500 and the additional investment minimum is $100 for Class A, Class C and Platform; while the minimum initial and additional investments for Institutional shares are $100,000 and $10,000, respectively.  For the Dunham Fund, the general account minimum initial investment is $5,000 and the additional investment minimum is $100; and for tax-deferred accounts, such as retirement plan accounts, the minimum initial investment is to $2,000. The Dunham Fund Class N share minimums are generally $100,000 for non-qualified and $50,000 for qualified. .

Pricing Fund Shares

Each Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after purchase or sale orders are received in proper form by a Fund or its authorized agents.

Sherwood Forest Fund

The Sherwood Forest Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed

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securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Dunham Fund

The Dunham Fund's portfolio securities are valued at current market prices.  Equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price ("NOCP").  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Dunham Trust (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefore, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Fund is exercised, the

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proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days that are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Sherwood Forest Fund does not specify a fair value policy with respect to valuation of securities which trade on foreign exchanges under the scenario when events materially affect the value of such securities between the time when they are valued at the close of trading at their exchange and the time when Fund's net asset value is calculated.  As of July 31, 2012, the Sherwood Forest Fund did not hold any securities that trade exclusively or principally on foreign exchanges.  The Dunham Fund may invest in securities which trade principally on foreign exchanges, but investing in such securities is not a principal investment strategy.

Purchase Procedures.

Each Fund prices direct purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after your order is received.  Direct purchase orders received by the Sherwood Forest Fund and the Dunham Fund by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are effected at that day's public offering price or NAV.

Both the Sherwood Forest Fund and the Dunham Fund have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders.  Purchase orders received by broker-dealers before the close of trading of the regular session on the NYSE, and transmitted to the Sherwood Forest Fund and the Dunham Funds, that day are effected at that day's public offering price or NAV.  It is the responsibility of the each Fund's distributor's

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authorized agents to transmit orders that will be received by the distributor in proper form and in a timely manner.

Automatic Investment Plan.  Both the Sherwood Forest Fund and the Dunham Fund permit you to make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution.

Sales Charges and Distribution Fees.

Both the Sherwood Forest Fund and the Dunham Fund charge a sales load on the purchase of Class A shares.  The sales load is paid to the respective distributor for each fund, First Dominion Capital Corp. for the Sherwood Forest Fund and DAIC for the Dunham Fund, each of which may pay a commission to the dealer of record on your account.  The front-end sales load varies depending on the amount of the investment.

The following table illustrates the sales load breakpoints for the purchase of shares of both the Sherwood Forest Fund and the Dunham Fund.

Sherwood Forest Fund Class A Shares –Front-End Sales Charge

Amount of Single Transaction	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more [1]	0.00%	0.00%	0.00%

1 There is no front-end sales charge on certain purchases of $1 million or more.  However, a deferred sales charge of 2.00% of the lesser of the purchase price or the amount redeemed may be assessed against these purchases if you redeem your shares within 360 days of the date of purchase.  Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge.  In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances.  In determining whether to charge a deferred sales charge, the Fund will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

Dunham Fund Class A Shares –Front-End Sales Charge
Amount of Single Transaction	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more [1]	None	None	None

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1 Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge on shares redeemed during the first 18 months after their purchase in the amount of the commissions, if any, paid on those shares redeemed.  Class A shares received pursuant to the Reorganization are not subject to a contingent deferred sales charge.

Comparison:

The schedules of front-end sales charges between the Sherwood Forest Fund and the Dunham Fund are different as indicated in the tables above.  Additionally, the Dunham Fund may impose a contingent deferred sales charge for a longer period of time as indicated in the footnote to each of the tables above.

Purchases of Shares at Net Asset Value.  Neither the Sherwood Forest Fund nor the Dunham Fund impose a front-end sales load on the following types of purchases or purchases by the following types of investors.

Sherwood Forest Fund

The Sherwood Forest Fund may sell Class A shares at net asset value (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:

•

Reinvestment of income distributions and capital gains distributions.

•

Exchanges of Fund shares for those of another Fund of the Trust.

•

Current or former trustees, officers, or employees, or agents of the Trust, the Advisor, the Distributor, and by members of their immediate families, and employees (including  immediate family members) of a broker-dealer distributing Fund shares.

•

The Distributor for its own investment account and for investment purposes only.

•

A "qualified  institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies,  investment companies registered under the 1940 Act, business development  companies registered under the 1940 Act, and small business investment companies.

•

Charitable organizations, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more.

•

A charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code.

•

Investment Advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those Advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment Advisor or financial planner on the books and records of the broker or agent.

•

Institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts."

•

The purchase of Fund shares, if available, through certain third-party fund "supermarkets."

Dunham Fund

(1)

Repurchase Privilege.  If you have redeemed Class A Shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A Shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your

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redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

(2)

Purchases by Institutional Investors and Certain Individuals.  The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•

Reinvestment of income distributions and capital gains distributions.

•

Exchanges of Fund shares for those of another Fund of the Trust.

•

Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

•

Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

•

Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of registered investment advisers that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisers).

•

Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

Comparison:

The means of purchasing shares of the Sherwood Forest Fund or the Dunham Fund at net asset value are substantially similar.  The Dunham Fund does not cover charities and trusts, but otherwise is more expansive.  The Dunham Fund offers a reinvestment period of 120 days after the date that shares are redeemed in which to reinvest proceeds in the Class A shares of the same Fund at NAV, while the Sherwood Forest Fund does not offer a reinvestment period.

Exchange Privilege.  Both the Sherwood Forest Fund and the Dunham Fund allow a shareholder to exchange shares of a Fund in the Trust for shares of the same class of another Fund in the Trust.

Sherwood Forest Fund

You may exchange shares of a particular class of a Sherwood Forest Fund only for shares of the same class of another Fund in the Trust.  Shares of the Fund selected for exchange must be available for sale in your state of residence.  You should carefully read the Prospectus disclosure regarding the Fund into which you would like to exchange before making an exchange decision involving that Fund.  You must meet the minimum purchase requirements for the Fund you purchase by exchange.  For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

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Dunham Fund

Shares of the Dunham Fund may be exchanged without payment of any exchange fee for shares of another Dunham Fund of the same Class at their respective net asset values.  For information about other Dunham Funds and their share classes see the Prospectus for the Dunham Funds.  You should carefully read the prospectus disclosure regarding the Fund into which you would like to exchange before making an exchange decision involving that Fund.  The Fund may Modify or terminate the exchange privilege after 60 days written notice to shareholders.

Comparison:  The exchange privileges of the Sherwood Forest Fund and the Dunham Fund are substantially similar.  Both allow a shareholder to exchange shares of the Fund for shares of the same class of another Fund in the Trust.  However, the Sherwood Forest Fund requires that certain minimum purchase requirements must be met.

Purchases of Class A Shares at a Reduced Sales Load.  You also may purchase Class A Shares of the Sherwood Forest Fund and Class A shares of the Dunham Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.

Sherwood Forest Fund

(1)

Right of Accumulation.  After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

(2)

Statement of Intention.  A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

(3)

Combine with Family Member.  You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

Dunham Fund

(1)

Rights of Accumulation.  Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund

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holdings to reduce your sales charge. To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine the value of your new purchases of Class A Shares with the value of any other Class A Shares of the Dunham Funds that you already own. In other words, the applicable initial sales charge for the new purchase is based on the total of your current purchase plus the current value of all other Class A Shares of the Dunham Funds that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.  Fund shares held as follows cannot be combined with your current purchase for purposes of reduced sales charges: shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer's brokerage account or with a bank, an insurance company separate account or an investment adviser) and shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs.

(2)

Letter of Intent.  Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.  Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A Shares of the Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent.

Comparison:

Reducing the sales charges on purchases of Class A shares of the Sherwood Forest Fund or the Dunham Fund under their respective Rights of Accumulation and Letters of Intent are similar but differ in the respects that investors may or may not consider material.  The Dunham Fund does not include in its Right of Accumulation plan Class A shares held indirectly through financial intermediaries (other than a shareholder's current broker-dealer) or employer sponsored retirement plans (other than an employer sponsored IRA).  The Sherwood Forest Fund only includes in its Right of Accumulation plan Class A shares that are still held in the Fund and were sold subject to a sales charge.  Both Funds' Letter of Intent method of reducing Class A sales loads requires a minimum commitment to purchase of $50,000. Additionally, both the Funds permit a shareholder to include purchases made by that shareholder's spouse and children under the age of 21 under the Rights of Accumulation and Letter of Intent methods of reducing Class A sales loads.

Redemption Procedures.

You may sell some or all of your shares on any day that a Fund calculates its NAV.  If your request is received by the Fund's distributor, or its authorized agent, in proper form by the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell, minus any applicable CDSC.  Orders received after the close of trading on the NYSE will be based on the next calculated NAV.  Each Fund permits redemptions directly by mail, phone, systematic withdrawal plan and indirectly through a shareholder's nominee such as a broker-dealer or financial institution or financial adviser.  Proceeds may be paid by check or by wire transfer.  The Sherwood Forest Fund's transfer agent does not charge a fee per wire transfer.  The Dunham Fund charges a fee of $15.00 per wire transfer.

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The Sherwood Forest Fund and the Dunham Fund do not intend to redeem shares in any form except cash.  However, if the aggregate amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value within a 90-day period, the Dunham Fund reserves the right to redeem your shares by giving you securities instead of cash in the amount that exceeds the lesser of $250,000 or 1% of a Fund's net asset value.  In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Sherwood Forest Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500, not including the effect of market declines.  The Dunham Fund may require you to redeem all of your shares in the Fund on 60 days' written notice if the value of your shares in the Fund is less than $5,000, or $2,000 for tax-deferred accounts, not including the effect of market declines.

Distribution Arrangements

Pursuant to Rule 12b-1 under the 1940 Act, both the Sherwood Forest Fund and the Dunham Fund have adopted plans (each a "Plan") of distribution pursuant to which each Fund may directly incur or reimburse the its distributor for certain expenses and fees related to the distribution and sale of its shares and for services provided to shareholders, including:

•

payments to securities dealers and other persons, including the Fund's distributor and its affiliates, who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares;

• expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Fund;
• expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
• expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
• expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and

Under the Plan adopted by Sherwood Forest Fund, the Fund may pay 0.25% for Class A Shares and Platform Shares and 1.00% for Class C Shares.  Under the Plan adopted by the Dunham Fund, the Fund may pay 0.25% for Class A Shares and 1.00% for Class C Shares.  There is no Plan for the remaining share classes of either Fund.

Frequent Trading Policy.

Neither the Sherwood Forest Fund nor the Dunham Fund encourage or accommodate market timing activities by shareholders.  The Board of Trustees of the Trust and the Dunham Trust have adopted policies and procedures reasonably designed to detect and discourage frequent trading, which are to be uniformly applied to all trading, including trading by omnibus accounts and intermediaries. Under these policies, the Trust and the Dunham Trust reserves the right to reject any purchase request, including exchanges, without notice and regardless of size. A purchase request could be rejected if the Trust or the

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Dunham Trust determines that such purchase may disrupt a Fund's operation or performance or because of a history of frequent trading by the investor.

Dividend Policies.

Sherwood Forest Fund

Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you.  The Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders all or substantially all of its net investment income and net capital gain each year.  Except as otherwise noted below, you will generally be subject to federal income tax on the Fund's distributions to you.  For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains.  This is true no matter how long you own your Shares or whether you take distributions in cash of additional Shares.

Distributions from a Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

Dunham Fund

The Dunham Fund intends to distributes at least annually substantially all of its net realized long-term capital gains, if any, obtained through investment transactions.  These distributions will typically be declared in November or December and paid in November or December.  The Dunham Fund also seeks to pay monthly distributions, if practicable based on available cash and projected cash flow, from (a) net investment income, (b) realized short-term capital gains from equity holdings and option premiums and, if necessary, (c) from capital.  A return of capital is not taxable to a shareholder unless it exceeds a shareholder's tax basis in the shares.  Returns of capital reduce a shareholder's tax cost (or "tax basis").  Once a shareholder's tax basis is reduced to zero, any further return of capital would be taxable.

You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-888-3DUNHAM (338-6426) for instructions.

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Principal Risks of Investing in the Funds

The Sherwood Forest Fund and the Dunham Fund are subject to substantially the same risks. The primary risks of an investment in each Fund are shown on the tables below.  An explanation of each of the risks is provided following the tables.

Type of Risk	Sherwood Forest Fund	Dunham Fund
Market Risk	✓	✓
Equity Risk	✓	✓
ETF Risk	✓	✓
Inverse Correlation Risk	✓	✓
Foreign Investing Risk	✓	✓
Short Selling Risk	✓	✓
Derivatives Risk	✓	✓
Fixed Income Risk	✓	✓
Non-Diversification Risk	✓	✓
Tax Risk	✓	✓
Risk Related to Investing in Commodities	✓	✓
U.S. Government Obligations Risk	✓	✓
Management Risk	✓	✓
High Portfolio Turnover Rate Risk	✓	✓
Limited History of Operations		✓

Comparison of Risks.  The Sherwood Forest Fund and the Dunham Fund are subject to substantially similar risks, however, the Dunham Fund will be subject to additional risks related to the limited history of operations because the Dunham Fund is a new mutual fund.

Explanation of Risks

Market Risk – Each Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. Each Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, each Fund may not perform as anticipated.

Equity Risk – Since it purchases equity securities, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may

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report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk – Each Fund invests in ETFs. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in common stocks.  You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses.  Additional risks of investing in ETFs are described below:

Each ETF is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. ·

The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trades at a premium or discount to net asset value.

The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay.

Each Fund engages in hedging activities by investing in inverse ETFs. Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The value of an inverse ETF may not track or correlate to the value of the security or portfolio it is intended to hedge.

Inverse Correlation Risk – To the extent a Fund invests in Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETF will fall as the performance of that Enhanced ETF's benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Investing Risk – Investing in securities of foreign issuers may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include, among others, the effect of currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information and limited trading markets. Foreign investments may experience greater volatility than U.S. investments.

Short Selling Risk – If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. Also, the Fund is required to deposit collateral in connection with such short sales and may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  These aspects of short selling increase the costs to the Fund and will reduce its rate of return.  Additionally, the

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successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Derivatives Risk – When a sub-adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options, futures and forward contracts, an investment in the Fund may be more volatile than investments in other mutual funds.  Derivatives may also be embedded in securities such convertibles which typically include a call option on the issuer's common stock.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in a Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, currency exchange rate or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Fixed Income Risk – Each of the Funds and certain ETFs or other investment companies in which the Fund may invest may invest in a broad range of bonds or fixed-income securities. The return on, and value of, an investment will fluctuate with changes in interest rates. Typically, when interest rates rise, the fixed-income security's market value declines (interest-rate risk). Conversely, the longer a fixed-income security's maturity, the lower its yield and the greater the risk of volatility (maturity risk). A fixed-income security's value can also be affected by changes in the security's credit quality rating or its issuer's financial condition (credit quality risk). This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities, government fiscal policy and domestic or worldwide economic conditions.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund's shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Tax Risk – Each Fund's short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to the

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Fund's shareholders. Due to the nature of the Fund's investment strategies and expected high portfolio turnover rate, as discussed in this Prospectus, distributions of a Fund's net investment income may likely be short-term capital gains that are taxable at ordinary income rates (as high as 35%).

Risk Related to Investing in Commodities Risk –  Each Fund indirectly invests in commodities by investing in ETFs.  Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity.  A given commodity's price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time.  Each Fund's investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. Furthermore, in August, 2011, the Internal Revenue Service ("IRS") announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities.  The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate "qualifying income" for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

U.S. Government Obligations Risk – U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser's judgments about the attractiveness and potential appreciation of a security, whether selected under a "value", "growth" or other investment style, may prove to be inaccurate and may not produce the desired results.  The adviser and sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

Limited History of Operations Risk - The Dunham Fund is a new mutual fund and has a limited history of operations.

FUND MANAGEMENT

Sherwood Forest Fund

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The Adviser

Sherwood Capital, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

For the fiscal year ended July 31, 2012, the Adviser earned an aggregate fee of 1.00% ($199,816) of the Fund's average daily net assets for investment advisory services performed and waive and/or reimbursed $126,238.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Sherwood Forest Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.90%, 2.65% 1.65% and 1.90% for the Fund's Class A, Class C, Institutional and Platform shares, respectively until November 30, 2013.  Fees waived and expenses reimbursed are may be recovered by the Adviser in the future if the actual expenses during the period following a period in which such fees were waived and/or expenses were reimburse is below the expense limitation in effect at the time of such waivers and/or reimbursements.  The Adviser may potentially recover fees previously waived and expenses reimbursed during any of the previous three (3) years.

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Sherwood Forest Fund's Semi-Annual Report to Shareholders dated January 31, 2012.

The following tables give the performance of actual, fee-paying separate accounts (each, an "Account"), referred to as a "Composite," managed by the Advisor that have investment objectives, policies, strategies and risks similar to those of the Sherwood Forest Fund.  The Composite does not reflect all of the Advisor's assets under management.  A complete list and description of the Advisor's composites is available upon request.  The data illustrates the past performance of the Advisor in managing similar accounts.  The data does not represent the performance of the Sherwood Forest Fund. Performance is historical and does not represent the future performance of the Sherwood Forest Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Sherwood Forest Fund. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses.  Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, custodial fees, foreign withholding taxes on dividends, interest income and capital gains paid, and execution costs paid by the Accounts included in the Composite, without taking into account federal or state income taxes.  Securities are not valued as of trade-date.  Each Account in the Composite was under management for the entire reporting period in which the Account was included.

The currency used to express performance in the Composite is stated in U.S. dollars.  Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account.  Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Accounts that are included in the Composite are not subject to the same type of expenses to which the Sherwood Forest Fund is subject and are not subject to the diversification requirements, specific tax

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restrictions, and investment limitations imposed by the federal securities and tax laws, e.g., the 1940 Act and the Internal Revenue Code of 1986, as amended.  Consequently, the performance results for the Composite could have been adversely affected if the Accounts in the Composite were subject to the same federal securities and tax laws as the Sherwood Forest Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Sherwood Forest Fund.  Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

The Adviser's Long/Short Composite Characteristics 1

(through December 31, 2011)

The following data illustrates the past performance of the Advisor in managing similar accounts and does not represent the performance of the Sherwood Forest Fund.

Year	Total Return (Net of Investment Management Fees)	Total Return (Gross of Investment Management Fees)	S&P 500 Index2,3	Number of Portfolios	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2011	(10.42%)	(10.42%)	2.11%	1	$23	100%
2010	8.32%	8.32%	15.06%	61	$25	100%
2009	4.09%	4.25%	26.46%	61	$28	100%
2008	32.05%	33.97%	(37.00%)	61	$28	100%
2007	6.86%	7.90%	4.82%	61	$28	100%
Since Inception	9.45%	9.45%	(2.86%)	61	$28	100%
1)

Returns include the reinvestment of all income and are based on fully discretionary accounts under management, including, for certain time periods, those accounts no longer with the Adviser.  Actual results may vary depending on level of assets and fee schedule. Performance results net of management fees reflect the actual management fees paid by the accounts included in the Composite. The Adviser's fee schedule for the Composite is as follows: 2.50% on the first $100,000; 2.00% on the next $200,000; 1.50% on the next $700,000 and 1.00% on the remainder. All fees are stated in annual rates and are typically billed quarterly. The Adviser has been verified for the following period: 4/01/2007 to 12/31/2010 by independent verifiers. A copy of the verification report is available upon request.

2)	The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

3)	The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.

Portfolio Managers

Douglas A. Stewart is a Portfolio Manager of Sherwood Capital, the Sherwood Forest Fund's Adviser.  Mr. Stewart entered the financial services field in 1996 with Primerica Financial Services, a division of Travelers.  In 1998 he moved to Nations Bank as a Regional Banker.  After investing 3 years in banking and insurance, Mr. Stewart joined Scott & Stringfellow in 1999 and began focusing on stock

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market analysis.  In 2003 he became an Independent Advisor with Pro-Integrity Securities, which was purchased by Williams Financial Group in 2005.  In July of 2007, Mr. Stewart opened Sherwood Forest Capital Management.  Mr. Stewart possesses his Series 7 and holds a BA in Education from Virginia Commonwealth University.

Joseph McDonald is a Co-Portfolio Manager of Sherwood Forest Capital Management, the Fund's Advisor.  In July of 2008, Mr. McDonald joined Sherwood Forest Capital Management.  Prior to Sherwood Forest, Mr. McDonald served from 2006 to 2008 as a Capital Markets Research Analyst and member of the Investment Committee and Research Committee at Cary Street Partners, an SEC registered investment advisory firm.  From 2005 to 2006, Mr. McDonald was employed by INGENCO Wholesale Energy as part of the dispatch team, selling electricity into the PJM Interconnection Market. Mr. McDonald possesses his Series 6 and holds a BS in Finance from Virginia Commonwealth University.

Management of Other Accounts

Douglas A. Stewart serves as the Portfolio Manager responsible for the day-to-day investment management of the Sherwood Forest Fund. This section includes information about the Portfolio Manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

As indicated in the chart below, the Portfolio Manager is responsible for the day-to-day management of other accounts in addition to the Sherwood Forest Fund, as of July 31, 2012.  None of the accounts listed below are subject to a performance-based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Douglas A. Stewart	0	$0	0	$0	87	$8.6 million

Joseph McDonald serves as the Co-Portfolio Manager and is also responsible for the day-to-day investment management of the Sherwood Forest Fund. This section includes information about the Co-Portfolio Manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

As indicated in the chart below, the Co-Portfolio Manager is responsible for the day-to-day management of other accounts in addition to the Sherwood Forest Fund, as of July 31, 2012.  None of the accounts listed below are subject to a performance-based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph McDonald	[0]	$[0]	[0]	$[0]	[87]	$[8.6] million

Potential Conflicts of Interest.  In the event that a portfolio manager manages "other accounts," it may give rise to potential conflicts of interest in connection with his management of the Sherwood Forest Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Sherwood Forest Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio

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manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Sherwood Forest Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Managers' Compensation. For his services, the Portfolio Manager and Co-Portfolio Manager each receive a fixed annual salary plus a discretionary bonus. Neither the Portfolio Manager, nor Co-Portfolio Manager receives compensation that is based upon the Sherwood Forest Fund's, any separate account strategy, partnership or any other commingled account's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. Nether the Portfolio Manager, nor the Co-Portfolio Manager receives any special or additional compensation from Sherwood Capital for his services as a portfolio manager. The Portfolio Manager and Co-Portfolio Manager receives a salary from the Sherwood Capital. The Portfolio Manager and the Co-Portfolio Manager are each a shareholder of Sherwood Capital. As a shareholder, each is entitled to share in profits, dividends or appreciation of Sherwood Capital company's interests or shares.

Disclosure of Securities Ownership.  The Sherwood Forest Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Sherwood Forest Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of July 31, 2012, the Portfolio Manager did not beneficially own shares of the Sherwood Forest Fund.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Sherwood Forest Fund
Douglas A. Stewart	None
Joseph McDonald	[None]

Dunham Fund

The Investment Adviser

DAIC, located at 10251 Vista Sorrento Parkway, San Diego, CA 92121, serves as the Dunham Fund's investment adviser.  DAIC's mailing address is P.O. Box 910309, San Diego, CA 92191.  DAIC is a registered broker/dealer and a registered investment adviser.

DAIC has overall supervisory responsibilities for the general management and investment of the Dunham Fund's securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.  The Adviser's supervisory responsibilities include the following:

a)

setting the Dunham Fund's overall investment objectives;

b)

evaluating, selecting and recommending Sub-Advisers to manage the Dunham Fund's assets;

c)

monitoring and evaluating the performance of Sub-Advisers, including their compliance with the investment objectives, policies, and restrictions of the Dunham Fund; and

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d)

implementing procedures to ensure that the Sub-Advisers comply with the Dunham Fund's investment objectives, polices and restrictions.

DAIC, subject to the review and approval of the Board of Trustees of the Dunham Trust, selects a sub-adviser or sub-advisers for the Dunham Fund and supervises and monitors the performance of each sub-adviser.  DAIC was granted an exemptive order (the "Order") from the SEC that permits DAIC, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  The Order also permits DAIC, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever Dunham and the Trustees believe such action will benefit the Dunham Fund and its shareholders.  Unlike with the Sherwood Forest Fund, neither DAIC nor the Sub-Adviser will limit the expenses of the Dunham Fund.  Additionally, the overall fees for investment management for the Dunham Fund will be higher unless the Dunham Fund underperforms the benchmark index.  Accordingly, it is possible that the shareholders in the Dunham Fund will have higher expenses than those experienced in the Sherwood Fund.

The Dunham Fund pays DAIC a management fee for its services as adviser and a sub-advisory fee to Sherwood Capital for its services as sub-adviser.

Fund	Fees as Percentage of Fund's Average Daily Net Assets For Class A, C, N Shares
Dunham Fund (Pro Forma1)	1.30%

1 Management fees include Advisory and Sub-Advisory fees. The Adviser receives a fixed fee paid monthly at a specified annual rate of 0.65% of the Dunham Fund's average daily net assets.  The Sub-Adviser receives a fulcrum fee with a base or fulcrum of 0.65% and can range from 0.30% to 1.00% depending on the effect of performance fees over a rolling 12 month period against the Dunham Fund's designated benchmark when compared to Class N shares.  The Sub-Adviser's base fee is adjusted upward for all classes of shares of the Dunham Fund when performance of the Fund's N share class exceeds the benchmark (taking into account the "null zone") and the base fee is adjusted downward for all classes of shares of the Dunham Fund when performance of the Fund's N share class is less than that of the benchmark (taking into account the "null zone").  No adjustment is made to the sub-advisory fees if the Class N shares performance falls within the "null zone" of plus or minus 0.15% versus the performance of the benchmark.  Performance fee adjustments are triggered when Class N share performance is plus or minus 0.16% versus the benchmark.  The maximum adjustment to the base fee is plus or minus 0.35% depending on performance versus the benchmark.

The following table describes the fees paid to Sherwood Capital, as Adviser, for the fiscal year ended July 31, 2012 and the pro forma fees the Sherwood Forest Fund would have paid under the proposed advisory fees for the Dunham Fund.

	Total Management Fee Earned by Adviser (Sherwood Capital)	Estimated Management Fee Assuming 1.30%* (Proforma)	Estimated Management Fee Including Fulcrum Fee Performance Adjustment** (Proforma)
Sherwood Forest Fund	$199,816	$[ ]	$[ ]

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*  The estimated fee assumes the adviser fee of 0.65% and the base sub-adviser fee of 0.65%.

**The estimated fee assumes the adviser fee of 0.65% and the base sub-adviser Fee of 0.65% plus or minus the performance fee adjustment of 0.35% depending on performance versus the benchmark   The rolling 12 month performance of the Dunham Fund is compared to the Credit Suisse Managed Futures Index, an unmanaged index composed of securities that reflect market trends across a range of asset classes including equities, fixed income, commodities, and currencies, over the same measurement period.  For calculation purposes, the average total management fee was applied to the average net assets to derive the estimated management fee in dollars.

The Sub-Adviser

Sherwood Capital, the current adviser to the Sherwood Fund, will serve as the sub-adviser to the Dunham Fund. Information regarding Sherwood Capital is provided above under the heading "Fund Management – Sherwood Forest Fund."

Sub-Adviser Portfolio Managers

Douglas A. Stewart and Joseph McDonald will be responsible for the day-to-day management of the Dunham Fund's portfolio.  They will be responsible for the management of the Dunham Fund at its inception.  Information regarding Sherwood Capital is provided above under the heading "Fund Management – Sherwood Forest Fund- Portfolio Managers."

Disclosure of Securities Ownership.  Because the Dunham Fund has not yet commenced operations, the Portfolio Manager does not own any shares of the Dunham Fund.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the form of Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that the Sherwood Forest Fund will transfer all of its assets and liabilities to the Dunham Fund.  In exchange for the transfer of these assets and liabilities, the Dunham Fund will simultaneously issue shares to the appropriate Sherwood Forest Fund in an amount equal in value to the net asset value of the Sherwood Forest Fund's shares.  Shares of the Dunham Fund are shares of beneficial interest without par value, issued in Classes A, C and N, in the Dunham Fund series of the Dunham Funds under its Agreement and Declaration of Trust and By-Laws.  Under the Agreement and Declaration of Trust and By-Laws, Dunham Funds may issue an indefinite number of shares of beneficial interest for each class of shares of the Dunham Fund.  By class, each share of the Dunham Fund represents an equal proportionate interest with other shares of the Dunham Fund.  Each share, by class, has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Dunham Fund as authorized by the Board of Trustees with respect to each class. Shares of the Dunham Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the Dunham Fund received by each shareholder of the Sherwood Forest Fund in the Reorganization will be issued at NAV without a sales charge, will be fully paid and non-assessable.  Shares have no subscription or preemptive rights.  In the event of a liquidation or dissolution of the Dunham Trust or the Dunham Fund, shareholders of the Dunham Fund are entitled to receive the assets available for distribution belonging to

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that class of shares of the Dunham Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund which are available for distribution.

Immediately after the transfer of the Sherwood Forest Fund's assets and liabilities, the Sherwood Forest Fund will make a liquidating distribution pro rata to its shareholders of record of all the Dunham Fund shares received, so that a holder of shares in a Sherwood Forest Fund at the Closing Date of the Reorganization will receive a number of shares of the Dunham Fund with the same aggregate value as the shareholder had in the Sherwood Forest Fund immediately before the Reorganization.  Such distribution will be accomplished by the transfer of Dunham Fund shares credited to the account of the Sherwood Forest Fund on the books of the Dunham Fund's transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Dunham Fund shares due to the shareholders of the Sherwood Forest Fund.  Class A and C shareholders of the Sherwood Forest Fund will receive Class A and C shares, respectively, of the Dunham Fund.  Institutional Class shareholders of the Sherwood Forest Fund will receive Class N shares, and Platform Class shareholders of the Sherwood Forest Fund will receive Class A shares (load-waived).  All issued and outstanding shares of the Sherwood Forest Fund will simultaneously be canceled on the books of the Sherwood Forest Fund.

The Dunham Fund does not currently issue certificates to shareholders.  The Sherwood Forest Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by a Sherwood Forest Fund with respect to shares held on [month] [__], 2013 (the "Closing Date").  No shares of the Dunham Fund to be issued will have preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Sherwood Forest Fund shareholders.  The Sherwood Forest Fund will then be liquidated and terminated.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the Sherwood Forest Fund; and (ii) the receipt by the Trust of a tax opinion to the effect that the Reorganization will be tax-free to the Sherwood Forest Fund and its shareholders; (iii) an undertaking from the Dunham Funds Board of Trustees that for a period of no less than 3 years following the closing of the Reorganization it will be composed of at least 75% of persons who are not interested persons of DAIC or Sherwood Capital; and (iv) an undertaking from the Dunham Funds Board of Trustees that it will assure that the Dunham Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization.  The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreements are not in the best interest of the Sherwood Forest Fund's shareholders.

If shareholders of the Sherwood Forest Fund approve the proposed Reorganization, an investment advisory agreement between the Fund and DAIC and an investment sub-advisory agreement between DAIC, Sherwood Capital and the Fund (which has been approved by the Board of Dunham Trust) will take effect. If shareholders of the Sherwood Forest Fund do not vote to approve the Reorganization, however, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

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Costs of Reorganization

The Sherwood Forest Fund will not pay any costs related to the Reorganization.  The costs of proxy solicitation; proxy printing, postage and processing; legal review by legal counsel to the Trust of documents related to the Reorganization; fund start-up costs; conversion fees; the cost of preparing the Reorganization Agreement and the proxy statement on Form N-14, including the delivery of a tax opinion by legal counsel (Thompson Hine LLP) and any other Reorganization costs will be borne by DAIC and Sherwood Capital.

Federal Income Taxes

The combination of the Sherwood Forest Fund and the Dunham Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").  If so, neither the Trust nor its shareholders will recognize gain or loss as a result of the Reorganization.  The tax basis of the Dunham Fund shares received will be the same as the basis of the Sherwood Forest Fund shares exchanged and the holding period of the Dunham Fund shares received will include the holding period of the Sherwood Forest Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization.  As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel (Thompson Hine LLP) to that effect.  No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.  The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.  Nevertheless, the sale of securities by any of the Sherwood Forest Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization.  Prior to the closing of the Reorganization, each of the Sherwood Forest Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings.  This distribution would be taxable to shareholders that are subject to tax.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of July 31, 2012, the Sherwood Forest Fund had unutilized federal tax short-term capital loss carryforwards of $1,645,918, which may be carried forward indefinitely.

The final amount of unutilized capital loss carryover for the Sherwood Forest Fund is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may, in part, could be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Dunham Fund.  The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of shareholders.

Capitalization

The following table sets forth, as of July 31, 2012: (i) the audited capitalization of each class of shares of the Sherwood Forest Fund (ii) the hypothetical unaudited pro-forma capitalization of the Dunham Fund, and (iii) the unaudited pro-forma combined capitalization of the Dunham Fund assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Sherwood Forest Fund and changes in NAV.

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Class A Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Sherwood Forest Fund		$0
Dunham Fund Proforma Class A	$0	$0	$0	$0	0
Adjustment for Shares Outstanding
Combined Fund Proforma

* Results may vary due to rounding

Class C Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Sherwood Forest Fund		$0
Dunham Fund Proforma Class C	$0	$0	$0	$0	0
Adjustment for Shares Outstanding
Combined Fund Proforma

* Results may vary due to rounding

Platform Class Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Sherwood Forest Fund		$0
Dunham Fund Proforma Class A	$0	$0	$0	$0	0
Adjustment for Shares Outstanding
Combined Fund Proforma

* Results may vary due to rounding

Institutional Class Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Sherwood Forest Fund		$0
Dunham Fund Proforma Class N	$0	$0	$0	$0	0
Adjustment for Shares Outstanding
Combined Fund Proforma

*Results may vary due to rounding.

REASONS FOR THE REORGANIZATION

At a meeting held on November 20, 2012, the Board of Trustees of the Trust unanimously approved the proposed Reorganization.  At this meeting, representatives of the Adviser provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization.  The representatives provided information to the Board of Trustees concerning: (i) the specific terms of the Reorganization, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of the Sherwood Forest Fund and the Dunham Fund; and (iii) the impact of the Reorganization on the Sherwood Forest Fund and its shareholders.

Before approving the Reorganization, the Board of Trustees examined all factors that it considered relevant.  In connection with its deliberations, the Board of Trustees inquired into a number of matters and considered a variety of factors related to the proposed Reorganization, including, but not limited to the following:

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•

The Board considered that after the Reorganization, the Sherwood Forest Fund Shareholders would continue to be invested in substantially the same investment product as they have currently. The Board considered that the Sherwood Forest Fund and the Dunham Fund have substantially similar investment objectives and principal investment strategies.

•

The Board considered that DAIC will retain Sherwood Capital to act as the sub-adviser to the Dunham Fund.  Accordingly, the current portfolio manager and co-portfolio manager of the Sherwood Forest Fund will continue to serve following the completion of the Reorganization utilizing substantially the same investment strategy as the Sherwood Forest Fund's current investment strategy.  DAIC will oversee Sherwood Capital as sub-adviser to the Dunham Fund in accordance with the terms of the sub-advisory agreement between DAIC and Sherwood Capital.

•

While the Board considered that the pro forma gross and net expense ratios of the Dunham Fund's Class A Shares, Class C Shares and Class N Shares are expected to be lower than the Sherwood Forest Fund's gross expense ratio, but higher than the Sherwood Forest Fund's net expense ratio, the Board also noted that the broader distribution capabilities of the Dunham Fund offer greater potential for further asset growth and reduced per share expenses over the long term.  The Board also considered that a larger asset base of the Fund may permit it to achieve certain economies of scale as certain costs may be spread over a larger asset base, and the larger Fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs.  Nonetheless, the Board did observe that the fulcrum fee nature of the sub-adviser fee could present circumstances where shareholders could not ever realize a lower expense ratio in the Dunham Fund than they are currently experiencing in the Sherwood Forest Fund – the Board noted that these circumstances would generally be where the Dunham Fund was outperforming its benchmark.  The Board concluded that while the Reorganization may result in an overall increase in management fees, the other overall benefits offered by the Reorganization outweighed this factor

•

The Board considered indications from Sherwood Capital that it would not be able to continue the expense limitation arrangements that it had in place with the Sherwood Forest Fund indefinitely.  The Board noted that the without taking into consideration the expense limitation arrangements, the gross expense ratios of the Sherwood Forest Fund for all classes would be higher than those of the Dunham Fund, which has no expense limitation arrangements.

•

The Board considered the management fee (including the sub-advisory fee) of the Dunham Fund versus that of the management fee of the Sherwood Forest Fund.  They also considered that the sub-advisory fee portion of the management fee to be received by Sherwood Capital is a fulcrum fee that could either be lower or higher based on the performance of the Fund.  The Board concluded that while the Reorganization would likely result in an overall increase in management fees, the other overall benefits offered by the Reorganization outweighed this factor.

•

The Board considered that although Sherwood Capital will manage the assets of the Dunham Fund as its sub-adviser, DAIC will be responsible for the overall management of the Dunham Fund's operations, including supervision of Sherwood Capital's compliance with the Dunham Fund's investment guidelines and regulatory restrictions. The Board considered that the reputation, financial strength, resources and capabilities of DAIC

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could benefit the Sherwood Forest Fund shareholders. As of October 31, 2012, DAIC had assets under management of $941 million.  Shareholders of the Sherwood Forest Fund would become part of a significantly larger family of funds that offers a more diverse array of investment options.  The Dunham family of funds offers 14 mutual funds that will be available to the Sherwood Forest Fund shareholders through exchanges. In addition, the Board considered that DAIC has greater potential for increasing the asset based due to its broader range of distribution channels than currently is available to the Sherwood Forest Fund.

•

The Board considered that the Reorganization is expected to qualify as reorganization within the meaning of Section 368(a) of the Internal Revenue Code and therefore shareholders will not recognize gain or loss for federal income tax purposes on the exchange of shares of the Sherwood Forest Fund for corresponding shares of the Dunham Fund.

•

The Board considered that the costs associated with the Reorganization as described above under "Costs of Reorganization" would not be borne by Sherwood Forest Fund shareholders.

•

The Board also considered that Sherwood Capital and DAIC would likely benefit from the Reorganization by allowing this investment product to continue and thereby potentially realizing, among other things, larger management fees.

•

The Board considered the challenges that Sherwood Capital has experienced in raising assets for the Sherwood Forest Fund since its inception and the prospect for improving asset gathering in the Sherwood Forest Fund - the Board determined that such prospect was not highly likely.  The Board considered other alternatives such as liquidation and finding another organization with which to effect a transaction similar to the Reorganization.  With respect to alternatives to the DAIC and the Dunham Fund, the Board relied information provided from Sherwood Capital that it did not have any other realistic or more favorable alternatives to recommend to the Board.  With respect to the liquidation, the Board noted that unlike the Reorganization, a liquidation would be a taxable event to Fund shareholders – the Board expressed the view that allowing an individual shareholder the opportunity to make the determination as to when he or she wanted to experience a taxable event with respect to liquidating their investment was a decision that was best left to the individual shareholder.

Based on the foregoing considerations, the Board of Trustees determined that the Reorganization is in the best interests of the Sherwood Forest Fund's shareholders and would not impose an unfair burden on such shareholders presently, or as shareholders of the Dunham Fund.  On the basis of the information provided to the Board of Trustees and its evaluation of that information, the Board recommends that the shareholders of the Sherwood Forest Fund vote "For" this proposal to approve the Reorganization.

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SHAREHOLDER RIGHTS

General Shareholder Rights

Sherwood Forest Fund

General. The Sherwood Forest Fund is a series of the Trust.  The Trust was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated April 9, 2007.  The Trust also is governed by its By-laws and by applicable Delaware law.

Shares.  The Trust is authorized to issue an unlimited number of shares of beneficial interest without any par value.  Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

Voting Requirements. Holders of shares of the Sherwood Forest Fund are entitled to one vote for each full share held and fractional votes for fractional shares.  On any matter submitted to a vote of the Shareholders, all Shares shall be voted by individual Series or Class, except (a) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series or Class, and (b) when the Trustees have determined that the matter affects the interests of more than one Series or Class, then the Shareholders of all such Series or Classes shall be entitled to vote together thereon.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances.  The Shareholders shall have power to vote only with respect to (a) the election of Trustees as provided in the 1940 Act; (b) the removal of Trustees as provided in Article II, Section 5(d); (c) any investment advisory or management contract entered into pursuant to Article III, Section 2, unless a shareholder vote is not required pursuant to the provisions of the 1940 Act or any rule, regulation or order of the Commission thereunder; (d) any termination of the Trust to the extent and as provided in Article IX, Section 3; (e) the amendment of this Declaration to the extent and as provided in Article IX, Section 7; and (f) such additional matters relating to the Trust as may be required or authorized by law, this Declaration, or the By-laws or any registration of the Trust with the Commission or as the Trustees may consider desirable.  Meetings of Shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-laws.

Election and Term of Trustees.  The Trust's affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware.  A plurality of the Outstanding Shares voting at a Shareholders' meeting in person or by proxy shall elect a Trustee.  Each Trustee shall hold office for life or until his successor is duly elected and qualified or the Trust terminates; except that (a) any Trustee may resign by delivering to the other Trustees or to any Trust officer a written resignation effective upon such delivery or a later date specified therein; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least a majority of the then Trustees, specifying the effective date of removal; (c) any Trustee who requests to be retired, who has reached any mandatory retirement age established by the Trustees, or who is declared bankrupt or has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other Trustees, specifying the effective date of retirement; and (d) any Trustee may be removed at any meeting of the Shareholders by a vote of at least two thirds of the Outstanding Shares.

Shareholder Liability.  No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series.  Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

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Liability of Trustees. Neither the Trustees nor, when acting in such capacity, any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable.  Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Declaration or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.  Every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability.

Reorganization. The Trustees may, without Shareholder approval (unless such approval is required by applicable law), (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction.  Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

Dunham Fund

General. The Dunham Fund is a series of Dunham Trust.  Dunham Trust was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated November 27, 2007.  Dunham Trust also is governed by its By-Laws and by applicable Delaware law.

Shares.  Dunham Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares.  The shares of each Dunham Trust mutual fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. Holders of shares of the Dunham Trust mutual funds are entitled to one vote for each full share held and fractional votes for fractional shares.  On any matter submitted to a vote of shareholders, all shares of Dunham Trust mutual funds entitled to vote shall be voted by individual series or class(es), except: (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or the rules thereunder, or Delaware law; and (ii) as to any matter which the Trustees have determined affects only the interest of one or more series or class, only a shareholders of such series or class(es) shall be entitled to vote.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting of Shareholders shall be called by the Secretary whenever (i) ordered  by the Board of Trustees, (ii) Chairman of the Board of Trustees, (iii) President or (iv) requested in writing by the holder or holders of at least 33 1/3% of the outstanding shares entitled to vote.  Dunham Trust mutual fund shareholders are entitled to at least fifteen (15) days' notice of any meeting.

Election and Term of Trustees.  Dunham Trust's affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware.  Trustees of Dunham Trust are elected by

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shareholders holding a majority of shares, as that term is defined in the 1940 Act, entitled to vote.  Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation.  Any Trustee may be removed with or without cause (i) at a duly constituted meeting by a majority vote of the Trustees or (ii) by shareholders to the extent such power, if any, is granted by the 1940 Act and the rules and regulations thereunder.

Shareholder Liability.  Pursuant to the Dunham Trust's Agreement and Declaration of Trust, shareholders of the Dunham Trust mutual funds generally are not personally liable for the acts, omissions or obligations of Dunham Trust or the Trustees.

Liability of Trustees. The Trustees of Dunham Trust, when acting in such capacity, are not personally liable for incurring any debts, liabilities or obligations, or in taking or omitting any other actions.  Dunham Trust will indemnify its Trustees and officers against all liabilities and expenses, except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.

Reorganization. The Trustees of Dunham Trust, by majority action, with the approval of the holders of a majority of the outstanding voting securities, as that term is defined in the 1940 Act, of each series or class entitled to vote and voting separately by series or class, sell and convey the assets of the Dunham Trust mutual funds or any Series or Class to another trust or corporation.  Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each series or class ratably among the holders of the shares of that series or class then outstanding.

Comparison of Shareholder Rights

The foregoing is only a summary of certain rights of shareholders of the Sherwood Forest Fund and the Dunham Trust mutual funds under their respective Trust's governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources.  Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

We do not believe there are any material differences in shareholder rights between the Sherwood Forest Fund and the Dunham Fund.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized capital gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

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Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation.  Distributions received from a Fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.  To the extent that underlying income of a Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations.  Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.  The maximum individual tax rate on net long-term capital gains is 15%.

Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale.  You will receive an annual statement outlining the tax status of your distributions.  You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received.  Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

INFORMATION ABOUT THE SHERWOOD FOREST FUND AND DUNHAM FUND

Information concerning the operation and management of the Sherwood Forest Fund can be found in each Fund's Prospectus.  Additional information about the Sherwood Forest Fund is included in the Statement of Additional Information for the Trust.  Both the Prospectus and Statement of Additional Information are available upon request and without charge by calling the Sherwood Forest Fund at [___-___-____].

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Sherwood Forest Fund, see the Prospectus for the Trust dated November 16, 2012, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  A Statement of Additional Information for the Trust dated November 16, 2012, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus.  Copies of the prospectus and Statement of Additional Information for the Sherwood Forest Fund are available upon request and without charge by calling toll-free [___-___-____].

 The Trust and Dunham Funds are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Trust and Dunham Funds may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch,

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Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Financial Statements.  The financial statements of the Trust for the fiscal year ended July 31, 2012 have been audited by Cohen Fund Audit Services, Ltd., 800 Westpoint Pkwy., Ste 1100, Westlake, OH 44145-1524, its independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The financial statements for the Trust for the period ended January 31, 2012 are contained in the Semi-Annual Report to shareholders.  These financial statements are not audited.  The Trust will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report upon request.  Requests should be made by calling toll-free [___-___-____] or by visiting www.theworldfunds.com.  The Annual Reports for the Sherwood Forest Fund also are available on the SEC's website at www.sec.gov.  The Dunham Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the Sherwood Forest Fund contained in the Annual Report for the fiscal year ended July 31, 2012 are attached as Exhibit B.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust in connection with the Special Meeting to be held on February [__], 2013 at [__:__] a.m./p.m. Pacific time at 10251 Vista Sorrento Parkway, San Diego, California 92121, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Sherwood Forest Fund on or about [month] [_], 2012.  It is expected that the solicitation of proxies will be by mail.

The Board of Trustees of the Trust has fixed the close of business on [November 28], 2012 as the record date (the "Record Date") for determining the shareholders of the Sherwood Forest Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

Each shareholder of the Sherwood Forest Fund is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of 33 1/3% of the outstanding shares of the Sherwood Forest Fund entitled to vote at the Special Meeting, present in person or by proxy, shall constitute a quorum, however, approval of the Reorganization requires the affirmative vote of the majority of outstanding shares.  The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Sherwood Forest Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and

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returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).  Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Sherwood Forest Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

A shareholder of the Sherwood Forest Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization are consummated, shareholders will be free to redeem the shares of the Dunham Fund that they receive in the transaction at its then-current net asset value.  Shares of the

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Sherwood Forest Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Sherwood Forest Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Trust does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

Record Date and Outstanding Shares

Only shareholders of record of the Sherwood Forest Fund at the close of business on [November 28], 2012 (the "Record Date") are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Sherwood Forest Fund:

Fund	Number of Shares
Sherwood Forest Fund Class A
Sherwood Forest Fund Class C
Sherwood Forest Fund Platform Class
Sherwood Forest Fund Institutional Class

The votes of the shareholders of the Dunham Fund are not being solicited, because their approval or consent is not necessary for the approval of the Reorganization.  At the close of business on the Record Date there were no Dunham Fund shares.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned [ less than 1% of the outstanding shares of Sherwood Forest Fund.]  As of the Record Date, the Dunham Fund had no shares outstanding.

As of the Record Date, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of the Sherwood Forest Fund.  Shareholders indicated below holding greater than 25% of a Fund may be "controlling persons" under the 1940 Act.

Sherwood Forest Fund Class A

Record or Beneficial Owner Name and Address	Status	Number of Shares	Percentage Ownership

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Sherwood Forest Fund Class C

Record or Beneficial Owner Name and Address	Status	Number of Shares	Percentage Ownership

Sherwood Forest Fund Platform  Class

Record or Beneficial Owner Name and Address	Status	Number of Shares	Percentage Ownership

Sherwood Forest Fund Institutional Class

Record or Beneficial Owner Name and Address	Status	Number of Shares	Percentage Ownership

OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting.  However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust by calling [___-___-____].

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE,  OR INTERNET.  INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

Lauren Jones

Secretary

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [  ]th day of [    ], by and between Sherwood Forest Alternative Fund (the "Sherwood Forest Fund" or the "Transferring Fund"), a series of World Funds Trust, and the Dunham Alternative Strategy Fund (the "Acquiring Fund"), a series of Dunham Funds ("Dunham Trust").  The World Funds Trust is a Delaware statutory trust, with its principal place of business at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.  Dunham is a Delaware statutory trust, with its principal place of business at 10251 Vista Sorrento Parkway, Suite 200 San Diego, California 92121.

The reorganization will consist of (i) the transfer of all of the assets net of liabilities of the Transferring Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

WHEREAS, the Transferring Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Transferring Fund own securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Transferring Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the World Funds Trust, including a majority of the Trustees who are not "interested persons" as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees"), has determined that the transactions contemplated herein will be in the best interests of the Transferring Fund and has further determined that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Board of Trustees of Dunham Trust, including a majority of the Independent Trustees, has determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and has further determined that the interests of the existing shareholders of the Acquiring Fund will not be diluted nor will they suffer an unfair burden as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TRANSFERRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF TRANSFERRING FUND'S LIABILITIES

1.1

THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of the Transferring Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring

720452.5A-1

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Fund agrees in exchange for the Transferring Fund's assets (i) to deliver to the Transferring Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Transferring Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2

ASSETS TO BE ACQUIRED.  The assets of the Transferring Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the Closing Date.

The Transferring Fund has provided the Acquiring Fund with its most recent audited statement of investments, statement of assets and liabilities, statement of operations and statement of changes in net assets, which contain a list of all of the Transferring Fund's assets as of the date thereof.  The Transferring Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.  The Transferring Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Transferring Fund with a list of the securities, if any, on the Transferring Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objective, policies, and restrictions.  The Transferring Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of portfolio securities and other investments.  In the event that a Transferring Fund holds any investments that the Acquiring Fund may not hold, the Transferring Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Transferring Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Transferring Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid exceeding such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Transferring Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the World Funds Trust's Board of Trustees on behalf of the Transferring Fund or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Transferring Fund.

1.3

LIABILITIES TO BE ASSUMED.  The Transferring Fund will endeavor to discharge to the extent possible, all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Transferring Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4

OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.  Shares of the Acquiring Fund will be issued in the

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manner described in the combined registration and proxy statement on Form N-14 (the "Registration/Proxy Statement") which will have been distributed to shareholders of the Transferring Fund as described in paragraph 4.1(o).

1.5

TRANSFER TAXES.  Transferring Fund Shareholders shall pay any transfer taxes payable upon the issuance of Acquiring Fund shares.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund shares are to be issued and transferred.

1.6

REPORTING RESPONSIBILITY.  Any regulatory reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund up to and including the Closing Date.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS.  The value of the Transferring Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the Valuation Date (as defined in paragraph 1.4), using the valuation procedures set forth in the World Funds Trust's Agreement and Declaration of Trust and the Transferring Fund's then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.2

VALUATION OF SHARES.  For purposes of the Reorganization, the net asset value per share of the Acquiring Fund Shares shall be equal to the Transferring Fund's aggregate net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date.

2.3

SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund shares to be issued in exchange for the Transferring Fund's assets shall be equal to the number of full and fractional Transferring Fund shares issued and outstanding on the Valuation Date adjusted by differences in net asset value per share between the Transferring Fund and the Acquiring Fund.  Such issuance shall be accomplished on a class equivalent basis, i.e. Class A and C shareholders of the Sherwood Forest Fund will receive Class A and C shares, respectively, of the Dunham Fund.  Institutional Class shareholders of the Sherwood Forest Fund will receive Class N shares, and Platform Class shareholders of the Sherwood Forest Fund will receive Class A shares.

2.4

DETERMINATION OF VALUE.  All computations of value shall be made by Commonwealth Fund Accounting, Inc., the Transferring Fund's accounting agent, in accordance with its regular practice in pricing the shares and assets of the Transferring Fund and confirmed by Gemini Fund Services, LLC, the Acquiring Fund's accounting agent.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE. The Parties shall make respective best efforts to close the Reorganization (the "Closing") on or before [    ] 2013 (the "Closing Date"), unless the

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parties agree in writing otherwise.  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 5:00 p.m. Eastern time at the offices of Dunham Trust, or at such other time and/or place as the parties may agree.

3.2

EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Transferring Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Transferring Fund is impracticable as mutually determined by the parties, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3

TRANSFER AGENT'S CERTIFICATE.  The World Funds Trust shall instruct its transfer agent, Commonwealth Fund Services, Inc., to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Transferring Fund shareholder and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date or provide evidence satisfactory to the Trust that such Acquiring Fund shares have been credited to the Transferring Fund's account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4

CUSTODIAN'S CERTIFICATE.  The World Funds Trust shall instruct its custodian, UMB Bank, N.A., to deliver at the Closing a certificate of an authorized officer stating that:  (a) the Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.  The Transferring Fund's portfolio securities represented by a certificate or other written instrument shall be presented by Commonwealth Fund Services, Inc. to the custodian for the Acquiring Fund, US Bank, N.A., for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Transferring Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances, and claims whatsoever, in accordance with the custom of brokers.  The Transferring Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants.  The cash to be transferred by the Transferring Fund shall be transferred and delivered by the Transferring Fund as of the Closing Date for the account of the Acquiring Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

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4.1

REPRESENTATIONS OF THE TRANSFERRING FUND.  The Transferring Fund represents and warrants to Dunham Trust and the Acquiring Fund as follows:

(a)

The Transferring Fund is a separate investment series of the World Funds Trust, a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)

The Transferring Fund is a separate investment series of the World Funds Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, is in full force and effect.

(c)

The current prospectus and Statement of Additional Information of the Transferring Fund, to the extent incorporated by reference in the Registration/Proxy Statement, conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the World Funds Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e)

The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or ability to consummate the transactions herein contemplated.

(g)

At the Closing date, all audited financial statements of the Transferring Fund at July 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of such date, and there are no known contingent liabilities of the Transferring Fund as of such date not disclosed therein.

(h)

Since July 31, 2012, there has not been any material adverse change in the Transferring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and

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accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of a Transferring Fund due to declines in the value of Transferring Fund's assets, the discharge of the Transferring Fund liabilities or the redemption of Transferring Fund shares by the Transferring Fund shareholders shall not constitute a material adverse change.

(i)

At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Transferring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)

For each fiscal year of its operation, the Transferring Fund has met the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") for qualification and treatment as a regulated investment company and has distributed in each such year all investment company taxable income and net capital gains as defined in the Code and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income for the period ending on the Closing Date.  The Transferring Fund will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current fiscal year.

(k)

All issued and outstanding shares of the Transferring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund.  All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Transferring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund's shares, nor is there outstanding any security convertible into any of each of the Transferring Fund's shares.

(l)

At the Closing Date, the Transferring Fund or its nominee will have good and marketable title to the Transferring Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)

The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund and, subject to approval by the Transferring Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(n)

The information furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

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(o)

The Registration/Proxy Statement complies in all material respects with the Securities Exchange Act of 1934 (the "1934 Act") and (only as it relates to the Transferring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)

The Board of Trustees of the Transferring Fund has concluded that the Sherwood Forest Fund and its shareholders will not suffer any unfair burden as a result of the Reorganization.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Trust and the Transferring Fund as follows:

(a)

The Acquiring Fund is a separate investment series of Dunham Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)

The Acquiring Fund is a separate investment series of Dunham Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

(c)

The prospectus and statement of additional information, as of the Closing Date, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of Dunham Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)

Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Dunham Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  Dunham Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)

At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date, if any, shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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(g)

The Acquiring Fund has not commenced operation; however, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the fiscal year in which the Reorganization occurs and intends to continue to meet all the requirements for that qualification and intends to distribute in each fiscal year all investment company taxable income and net capital gains.

(h)

The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i)

The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of Dunham Trust, and this Agreement constitutes a valid and binding obligation of Dunham Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(j)

The Acquiring Fund Shares to be issued and delivered to the Transferring Fund, for the account of the Transferring Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(k)

The information furnished by Dunham Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(l)

The Acquiring Fund has provided the Transferring Fund with information reasonably necessary for the preparation of a Registration/Proxy Statement in compliance with the 1933 and 1934 Acts in connection with the meeting of the shareholders of the Transferring Fund to approve this Agreement and the transactions contemplated hereby. The Registration/Proxy Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n)

Dunham Trust has filed a post-effective amendment to its registration statement on Form N-1 A, with the Commission, for the purpose of registering the Acquiring Fund as a series of Dunham Trust.  The post-effective amendment will be effective on or before the Closing Date.

(o)

The Acquiring Fund Board of Trustees will, for a period of no less than 3 years following the closing of the Reorganization, be composed of at least 75% of persons who are not interested persons of Sherwood Forest Capital Management, LLC or Dunham & Associates Investment Counsel, Inc.

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(p)

The Acquiring Fund Board of Trustees will assure that the Acquiring Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

5.1

OPERATION IN ORDINARY COURSE.  The Transferring Fund will operate their business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include shareholder purchases and the distribution of customary dividends, distributions, and redemptions.  The Acquiring Fund will not commence operation until the Closing Date.

5.2

APPROVAL BY SHAREHOLDERS.  The Trust will call a meeting of the shareholders of the Transferring Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Transferring Fund covenant that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund's shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, Dunham Trust and the Transferring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of the Transferring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1

All representations and warranties of Dunham Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Transferring Fund a certificate executed in its name by Dunham Trust's President or Vice President, in form and substance reasonably satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.  The Transferring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquiring Fund approving this Agreement and the transactions contemplated herein.

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6.2

With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to Dunham Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Transferring Fund, covering the following points:

(a)

The Acquiring Fund is an investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel's knowledge, has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

(b)

The Acquiring Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)

This Agreement has been duly authorized, executed, and delivered by Dunham Trust on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Transferring Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

(d)

Assuming that a consideration of not less than the net asset value of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the Transferring Fund on behalf of the Transferring Fund's Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Dunham Trust's Agreement and Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which Dunham Trust is a party or by which it or any of its properties may be bound, or to the knowledge of its counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Dunham Trust or the Acquiring Fund is a party or by which it is bound.

(f)

Only in so far as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(g)

In the ordinary course of such counsel's representation of Dunham Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Proxy Statement or the Closing Date required to be described in the Proxy Statement or to be filed as exhibits to the Proxy Statement which are not described or filed as required.

(h)

In the ordinary course of such counsel's representation of Dunham Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or

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governmental body is presently pending or threatened as to Dunham Trust or any of its properties or assets and Dunham Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Proxy Statement.

(i)

To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by Dunham Trust and the Acquiring Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.

6.3

The post-effective amendment on Form N-1A filed by Dunham Trust with the Commission to register the Acquiring Fund as a series of Dunham Trust is effective and no stop order has been issued by the Commission.

6.4

Subject to paragraph 6.3, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Transferring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1

All representations and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Transferring Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.  The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Transferring Fund approving this Agreement and the transactions contemplated herein.

7.2

The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund's assets and liabilities, together with a list of the Transferring Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

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7.3

With respect to the Transferring Fund, Dunham Trust shall have received on the Closing Date an opinion of The Law Offices of John H. Lively & Associates, Inc., counsel to the Trust and the Transferring Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)

The Transferring Fund is an investment series of the World Funds Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel's knowledge, has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

(b)

The Transferring Fund are each a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)

This Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Transferring Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Funds, is a valid and binding obligation of the Transferring Fund enforceable against the Transferring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

(d)

Assuming that a consideration therefore of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Transferring Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Transferring Fund are legally issued and fully paid and non-assessable, and no shareholder of the Transferring Fund has any statutory preemptive rights in respect thereof.

(e)

The Proxy Statement, to the knowledge of such counsel, is effective and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Transferring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust or the Transferring Fund is a party or by which it or they are bound.

(g)

Only insofar as they relate to the Transferring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

(h)

In the ordinary course of such counsel's representation of the Transferring Fund and without having made any investigation, such counsel does not know of any legal or governmental

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proceedings, only insofar as they relate to the Transferring Fund existing on or before the effective date of the Proxy Statement or the Closing Date, required to be described in the Proxy Statement or to be filed as exhibits to the Proxy Statement which are not described or filed as required.

(i)

In the ordinary course of such counsel's representation of the Trust and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or any of its respective properties or assets and the Trust is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Proxy Statement.

(j)

To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the World Funds Trust and the Transferring Fund of the transaction contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of The Law Offices of John H. Lively & Associates, Inc.  appropriate to render the opinions expressed therein.

7.4

Dunham Trust shall have received from the Trust a paid receipt for liability coverage, for the period beginning at the Closing Date and ending not less than five years thereafter, with coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of the Trust, covering the actions of such Trustees and officers of the Trust for the period they served as such.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRING FUND AND THE TRANSFERRING FUND TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

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8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4

The Proxy Statement shall have become effective under the 1934 Act, and no stop orders suspending the effectiveness of the Proxy Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1934 Act.  In addition, the registration statement on Form N-1A for Dunham, including the post effective amendment to register the Acquiring Fund as a series of Dunham, shall be effective.

8.5

The Transferring Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Transferring Fund's Shareholders all of the Transferring Fund's investment company taxable income for all taxable periods, if any, ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods, if any, ending on the Closing Date (after reduction for any capital loss carryforward).

8.6

The parties shall have received a favorable legal opinion from Thompson Hine LLP addressed to Dunham Trust and the Trust and their respective Trustees, substantially to the effect that, for federal income tax purposes:

(a)

The transfer of all of the Transferring Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund followed by the distribution of the Acquiring Fund Shares to the Transferring Fund's Shareholders in dissolution and liquidation of the Transferring Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Transferring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

(c)

No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Transferring Fund Shareholders in exchange for their shares of the Transferring Fund.

(d)

No gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for the Acquiring Fund Shares in liquidation of the Transferring Fund.

(e)

The aggregate tax basis for the Acquiring Fund Shares received by the Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares held by such Shareholder immediately prior to the Closing.  The

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holding period of the Acquiring Fund Shares received by the Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such Shareholder (provided the Transferring Fund shares were held as capital assets on the date of the Closing).

(f)

The tax basis of the Transferring Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Closing, and the holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.  The delivery of such opinion is conditioned upon receipt by Thompson Hine LLP of representations it shall request of the Trust and Dunham Funds.  Notwithstanding anything herein to the contrary, only the Acquiring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1

Sherwood Forest Capital Management, LLC and/or Dunham & Associates Investment Counsel, Inc. shall pay Transferring Fund and Acquiring Fund expenses, if any, incurred in connection with the Reorganization.  Shareholders of the Transferring Fund and the Acquiring Fund will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

The Acquiring Fund and the Transferring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2

The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

AMENDMENTS

12.1

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts; provided, however, that following the meeting of shareholders of the Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Transferring Fund's Shareholders under this Agreement to the detriment of such Transferring Fund's Shareholders without their further approval.

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ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5

With respect to the Trust and Dunham Trust, the names used herein refer respectively to the trusts created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of each respective trust filed in Delaware respectively, which are hereby referred to and are also on file at the principal offices of each respective trust.  The obligations of each trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of the trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of that respective trust personally, but bind only the trust property, and all persons dealing with the Transferring Fund and the Acquiring Fund must look solely to the trust property belonging to the Transferring Fund and the Acquiring Fund for the enforcement of any claims against the Transferring Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

DUNHAM TRUST ON BEHALF OF DUNHAM ALTERNATIVE STRATEGY FUND

By:

Name:  Jeffrey A. Dunham

Title:    President

WORLD FUNDS TRUST ON BEHALF OF SHERWOOD FOREST ALTERNATIVE FUND

By:

Name:

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Title:

Dunham & Associates Investment Counsel, Inc.

By:

Name:

Title:

Sherwood Forest Capital Management, LLC

By:

Name:

Title:

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EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Sherwood Forest Fund's Institutional Class, Class A, Class C and Class P Shares' financial performance for the period of each Fund Class Shares' operations.  Certain information reflects financial results for a single Class Share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Sherwood Forest Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm, whose unqualified report thereon, along with the Sherwood Forest Fund's financial statements, are included in the Sherwood Forest Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Sherwood Forest Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Sherwood Forest Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

[to be provided by amendment]

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STATEMENT OF ADDITIONAL INFORMATION

[month] [__], 2012

DUNHAM FUNDS

10251 Vista Sorrento Parkway, Suite 200

San Diego, California 92121

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, [month] [_], 2012, for the Special Meeting of Shareholders of the World Funds Trust (the "Trust") with respect to the Sherwood Forest Alternative Fund (the "Sherwood Forest Fund" ) to be held on [month] [__], 201322. At the Special Meeting, shareholders of the Sherwood Forest Fund will be asked to consider and approve proposed Agreement and Plans of Reorganization (the "Reorganization Agreement"), by and between the Trust and Dunham Funds on behalf of the Dunham Alternative Strategy Fund, a series of the Dunham Funds.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-888-338-6426. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Sherwood Forest Fund is contained in and incorporated by reference to the Statement of Additional Information for the Trust dated November 16, 2012. The audited financial statements and related independent registered public accountants' report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending July 31, 2012 are incorporated herein by reference. Copies are available upon request and without charge by calling [___-___-____].

The Statement of Additional Information for the Dunham Alternative Strategy Fund is not yet effective and is subject to completion. The Dunham Alternative Strategy Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

Table of Contents

Pro Forma Financial Statements of the combined Sherwood Forest Fund and Dunham Alternative Strategy Fund for the period ended July 31,2012.	1

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Sherwood Forest Fund in exchange for shares of the Dunham Alternative Strategy Fund, a series of Dunham Funds; and (ii) the distribution of shares of the Dunham Alternative Strategy Fund so received to shareholders of each of the Sherwood Forest Fund.

The Portfolio of Investments, Statement of Assets and Liabilities and the Statement of Operations for the Sherwood Forest Fund, set forth in the following Pro Forma Financial Statements, are for the period ended July 31, 2012.

[to be provided by amendment]

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PART C

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Indemnification by the Underwriter.

(a). Dunham & Associates Investment Counsel, Inc. agrees to indemnify, defend and hold the Registrant, its several officers and Board members, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Registrant, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Registrant, its officers or Board members, or such controlling person results from such claims or demands:

(i). arising out of or based upon any sales literature, advertisements, information, statements or representations made by Dunham & Associates Investment Counsel, Inc. and unauthorized by the Registrant or any Disqualifying Conduct in connection with the offering and sale of any Shares, or

(ii). arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Fund specifically for use in the Registrant's Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Dunham &

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Associates Investment Counsel, Inc. to the Registrant and required to be stated in such answers or necessary to make such information not misleading.

(b). Dunham & Associates Investment Counsel, Inc.'s agreement to indemnify the Registrant, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon Dunham & Associates Investment Counsel, Inc.'s being notified of any action brought against the Registrant, its officers or Trustees, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to Dunham & Associates Investment Counsel, Inc. at its address within a reasonable period of time after the summons or other first legal process shall have been served.

(c). The failure to notify Dunham & Associates Investment Counsel, Inc. of any such action shall not relieve Dunham & Associates Investment Counsel, Inc. from any liability which its may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of Dunham & Associates Investment Counsel, Inc.'s indemnity agreement.

(d). Dunham & Associates Investment Counsel, Inc. will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by Dunham & Associates Investment Counsel, Inc. and approved by the Registrant, which approval shall not be unreasonably withheld. If Dunham & Associates Investment Counsel, Inc. elects to assume the defense of any such suit and retain counsel of good standing approved by the Registrant the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in the case Dunham & Associates Investment Counsel, Inc. does not elect to assume the defense of any such suit, Dunham & Associates Investment Counsel, Inc. will reimburse the Registrant, the Registrant's officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by the Registrant or them.

Dunham & Associates Investment Counsel, Inc. indemnification agreement contained in this Section and Dunham & Associates Investment Counsel, Inc. representations and warranties in the Underwriting Agreement shall remain operative and in full force and effect regardless of any investigation made by Dunham & Associates Investment Counsel, Inc. or on behalf of Dunham & Associates Investment Counsel, Inc., its officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Funds' benefit, to the benefit of the Funds' officers and Trustees, and their respective estates, and to the benefit of any controlling persons and their successors. Dunham & Associates Investment Counsel, Inc. agrees promptly to notify the Funds of the commencement of any litigation or proceedings against Dunham & Associates Investment Counsel, Inc. or any of its officers or directors in connection with the issue and sale of Shares.

Sub-Advisory Agreements.

Each sub-advisory agreement indicates that the sub-adviser shall indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each respective Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys' fees, which Dunham & Associates Investment Counsel, Inc., the Registrant or a Fund and their respective affiliates and controlling persons may sustain as a result of the respective sub-adviser's willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law.  Notwithstanding any other provision in the sub-advisory agreement, the Dunham & Associates Investment Counsel, Inc., in addition to its other indemnification obligations hereunder, will indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys' fees, to

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which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the respective sub-adviser concerning the sub-adviser's composite account data or historical performance information on similarly managed investment companies or accounts, except that the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund and their respective affiliated persons and control persons shall not be indemnified for a loss or expense resulting from their negligence or willful misconduct in using such numbers.

ITEM 16.  EXHIBITS.

(1)  Charter Document.  Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant's Statement on Form N-1A filed with the Securities & Exchange Commission ("SEC") on December 11, 2007.

(2) By-laws.   Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant's Statement on Form N-1A filed with the SEC on December 11, 2007.

(3) Voting Trust Agreements.  None

(4)  Agreement of Reorganization.  Agreement and Plan of Reorganization (form of) is filed herewith.

(5)  Instruments Defining Rights of Security Holders.  Articles III, V and VII of the Registrant's Agreement and Declaration of Trust define the rights of shareholders.

(6)  Investment Advisory Contracts.

i.

Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

ii.

Revised Schedule A to Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Post-Effective Amendment No. 27 on August 31, 2012 and is incorporated herein by reference.  Subsequent Revised Schedule A to Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. to be filed by subsequent amendment.

iii.

Sub-Advisory Agreement with Calamos Advisors, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

iv.

Sub-Advisory Agreement with C.S. McKee, LP was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

v.

Sub-Advisory Agreement with Denver Investment Advisors LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

vi.

Sub-Advisory Agreement with PENN Capital Management Co., Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

vii.

Sub-Advisory Agreement with Pier Capital, LLC was previously filed in Post-Effective Amendment No. 11 on February 2, 2009 and is incorporated herein by reference.

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viii.

Sub-Advisory Agreement with Mar Vista Investments Partners, LLC was previously filed in Post-Effective Amendment No. 14 on February 14, 2011 and is incorporated herein by reference.

ix.

Sub-Advisory Agreement with SCM Advisors LLC (now known as Newfleet Asset Management LLC) was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

x.

Sub-Advisory Agreement with Cornerstone Real Estate Advisers LLC was previously filed in Post-Effective Amendment No. 24 on June 15, 2012 and is incorporated herein by reference.

xi.

Sub-Advisory Agreement with Marvin & Palmer Associates, Inc. was previously filed in Post-Effective Amendment No. 10 on December 4, 2009  and is incorporated herein by reference.

xii.

Sub-Advisory Agreement with Westchester Capital Management, LLC was previously filed in Post-Effective Amendment No. 15 on February 25, 2011 and is incorporated herein by reference.

xiii.

Sub-Advisory Agreement with Arrowstreet Capital, Limited Partnership was previously filed in Post-Effective Amendment No. 7 on September 26, 2008 and is incorporated herein by reference.

xiv.

Sub-Advisory Agreement with PVG Asset Management Corporation was previously filed in Post-Effective Amendment No.13 on April 9, 2010 and is incorporated herein by reference.

xv.

Sub-Advisory Agreement with The Ithaka Group, LLC was previously filed in Post-Effective Amendment No. 19 on November 29, 2011 and is incorporated herein by reference.

xvi.

Sub-Advisory Agreement with Harbor Springs Financial Management, LLC was previously filed in Post-Effective Amendment No. 27 on August 31, 2012 and is incorporated herein by reference.

xvii.

Sub-Advisory Agreement with Sherwood Forest Capital Management, LLC to be filed by subsequent amendment.

(7)

Underwriting Contracts.  Underwriting Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed with Pre-Effective Amendment No. 1 to the registration statement on Form N-1A filed on February 22, 2008 and is incorporated herein by reference.

(8)

Bonus or Profit Sharing Contracts.  None.

(9)

Custodial Agreements.

i.

Assignment and Assumption of Contract and Consent to Assignment of the Custodial Agreement. Global Custodial Services Agreement with Citibank, N.A. was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

ii.

Registrant's Custody Agreement between Dunham Funds and US Bank National Association was previously filed in Post-Effective Amendment No. 13 on April 9, 2010 and is incorporated herein by reference.  Revised Schedule A to Custody Agreement with US Bank National Association was previously filed in Post-Effective Amendment No. 27 on August 31, 2012 and is incorporated herein by reference.  Subsequent Revised Schedule A to Custody Agreement with US Bank National Association to be filed by subsequent amendment.

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(10)

12b-1 Plans and 18f-3 Plan.

i.

Class A Distribution Plan and Agreement was previously filed with Pre-Effective Amendment No. 1 to the registration statement on Form N-1A filed on February 22, 2008 and is incorporated herein by reference. Amended Appendix A to be filed by subsequent amendment.

ii.

Class C Distribution Plan and Agreement was previously filed with Pre-Effective Amendment No. 1 to the registration statement on Form N-1A filed on February 22, 2008 and is incorporated herein by reference. Amended Appendix A to be filed by subsequent amendment.

iii.

Rule 18f-3 Plan was previously filed with Pre-Effective Amendment No. 1 to the registration statement on Form N-1A filed on February 22, 2008 and is incorporated herein by reference.

(11)  Opinion and Consent of Counsel.  To be filed by subsequent amendment.

(12)  Opinion and Consent of Counsel regarding tax matters.  To be filed by subsequent amendment.

(13)  Other Material Contracts.

i.

Registrant's Administrative Services Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Revised Schedule B to Fund Administrative Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 8 on December 30, 2008 and is incorporated herein by reference.

a.

Revised Schedule A to Fund Administrative Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 27 on August 31, 2012 and is incorporated herein by reference.  Subsequent Revised Schedule A to Fund Administrative Service Agreement with Gemini Fund Services, LLC to be filed by subsequent amendment.

ii.

Registrant's Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Revised Schedule B to Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 8 on December 30, 2008 and is incorporated herein by reference.

a.

Revised Schedule A to Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 27 on August 31, 2012 and is incorporated herein by reference.  Subsequent Revised Schedule A to Fund Accounting Service Agreement with Gemini Fund Services, LLC to be filed by subsequent amendment.

iii.

Registrant's Transfer Agency and Service Agreement with Gemini Fund Services, was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Revised Schedule B to Transfer Agency and Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 8 on December 30, 2008 and is incorporated herein by reference.

a.

Revised Schedule A to Transfer Agency and Service Agreement with Gemini Fund Services, LLC to be filed by subsequent amendment.

iv.

Registrant's Consulting Agreement with Northern Lights Compliance Services, LLC was previously filed in Post-Effective Amendment No. 11 on February 2, 2010 and is incorporated herein by reference.

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a.

Revised Appendix A to the Consulting Agreement with Northern Lights Compliance Services, LLC was previously filed in Post-Effective Amendment No. 27 on August 31, 2012 and is incorporated herein by reference.  Subsequent Revised Appendix A to the Consulting Agreement with Northern Lights Compliance Services, LLC to be filed by subsequent amendment.

v.

Registrant's Custody Administration Agreement on behalf of Dunham Monthly Distribution Fund with Gemini Fund Services, LLC  was previously filed in Post-Effective Amendment No. 10 on December 4, 2009 and is incorporated herein by reference.

vi.

Registrant's Special Custody and Pledge Agreement among Dunham Funds, on behalf of the Dunham Monthly Distribution Fund, Goldman Sachs & Co., Westchester Capital Management, Inc. and U.S. Bank National Association was previously filed in Form N-1A on February 14, 2011 and is incorporated herein by reference.

(14)  Other Opinions.  Consent of Auditors will be filed by subsequent amendment.

(15)  Omitted Financial Statements.  None.

(16)  Powers of Attorney.  Powers of Attorney are incorporated by reference to Exhibit (16) to Registrant's Form N-14 filed on May 15, 2008.

(17) Other.

i.

Prospectus and Statement of the World Funds Trust dated November 16, 2012 filed in Post-Effective Amendment No. 43 to registration statement on Form N-1A is incorporated by reference.

ii.

Audited Annual Financial Report for the World Funds Trust for the fiscal year ended July 31, 2012 filed on Form N-CSR is incorporated by reference.

iii.

Proxy Card is to be filed by subsequent amendment.

ITEM 17.  UNDERTAKINGS.

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant, in the City of Columbus, State of Ohio, on the 21st day of November, 2012.

DUNHAM FUNDS

By: /s/JoAnn M. Strasser

     JoAnn M. Strasser

     Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 21st day of November, 2012.

Signature

Title

Jeffrey A. Dunham*

Trustee, President and Principal Executive Officer

Denise S. Iverson*

Treasurer and Principal Financial Officer

Timothy M. Considine*

Trustee

Henry R. Goldstein*

Trustee

Paul A. Rosinack*

Trustee

By: /s/JoAnn M. Strasser

    *JoAnn M. Strasser

     Attorney-in-Fact

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Exhibit Index

(4)  Form of Agreement and Plan of Reorganization.

720452.510